Schedule of Investments
CORE BOND FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 15.0%
Automobile – 5.3%
Carmax Auto Owner Trust, Series 2019-4, Class A3
2.02%, 11/15/24	$1,825	$1,829
GM Financial Automobile Leasing Trust, Series 2019-4, Class A3
1.75%, 7/16/24	1,305	1,298
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1.83%, 1/18/24	2,765	2,759
Hyundai Auto Receivables Trust, Series 2019-B, Class A3
1.94%, 2/15/24	925	926
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3
1.93%, 7/15/24	1,345	1,345
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3
1.92%, 1/16/24	1,175	1,174
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	1,565	1,564
		10,895
Commercial Mortgage-Backed Securities – 4.9%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	1,109
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	765	793
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	1,500	1,594
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	1,000	1,023
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,750	1,875
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5
3.72%, 3/15/50	1,530	1,642
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	1,015	1,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.0% continued
Commercial Mortgage-Backed Securities – 4.9%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	$100	$103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,092
		10,265
Credit Card – 3.9%
American Express Credit Account Master Trust, Series 2019-3, Class A
2.00%, 4/15/25	2,455	2,461
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	2,100	2,093
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	3,450	3,446
		8,000
Other – 0.9%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	1,840	1,840
Total Asset-Backed Securities
(Cost $30,657)		31,000

CORPORATE BONDS – 21.9%
Banks – 1.2%
Discover Bank,
2.45%, 9/12/24	410	410
M&T Bank Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24 (1) (2)	415	434
PNC Bank N.A.,
2.70%, 10/22/29	615	614
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (1) (2)	245	254
Wells Fargo & Co.,
3.00%, 2/19/25	130	134

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Banks – 1.2%continued
4.10%, 6/3/26	$85	$92
4.15%, 1/24/29	500	557
		2,495
Cable & Satellite – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	340	342
5.13%, 7/1/49	495	539
Comcast Corp.,
4.70%, 10/15/48	600	741
3.45%, 2/1/50	375	384
		2,006
Casinos & Gaming – 0.1%
Las Vegas Sands Corp.,
3.90%, 8/8/29	163	170
Chemicals – 0.1%
RPM International, Inc.,
4.55%, 3/1/29	260	282
Construction Materials Manufacturing – 0.1%
Owens Corning,
3.95%, 8/15/29	132	137
Consumer Finance – 1.5%
American Express Co.,
3.13%, 5/20/26	475	494
Capital One Financial Corp.,
4.20%, 10/29/25	775	837
Discover Financial Services,
4.50%, 1/30/26	410	448
PayPal Holdings, Inc.,
2.85%, 10/1/29	240	242
Synchrony Financial,
2.85%, 7/25/22	170	172
5.15%, 3/19/29	115	131
Visa, Inc.,
4.15%, 12/14/35	711	839
		3,163
Containers & Packaging – 0.1%
Packaging Corp. of America,
3.40%, 12/15/27	125	131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Diversified Banks – 1.7%
Bank of America Corp.,
4.00%, 1/22/25	$705	$752
6.11%, 1/29/37	360	487
Citigroup, Inc.,
3.88%, 3/26/25	260	275
3.40%, 5/1/26	415	436
4.45%, 9/29/27	110	121
4.13%, 7/25/28	175	191
JPMorgan Chase & Co.,
3.38%, 5/1/23	365	379
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (2)	685	713
3.88%, 9/10/24	200	214
		3,568
Electrical Equipment Manufacturing – 0.4%
Amphenol Corp.,
2.80%, 2/15/30	505	500
Keysight Technologies, Inc.,
4.55%, 10/30/24	83	91
Roper Technologies, Inc.,
3.85%, 12/15/25	280	302
		893
Entertainment Content – 0.3%
Fox Corp.,
4.71%, 1/25/29(3)	490	559
Exploration & Production – 0.9%
Apache Corp.,
4.25%, 1/15/44	275	254
Hess Corp.,
7.13%, 3/15/33	765	968
Occidental Petroleum Corp.,
2.90%, 8/15/24	380	386
5.55%, 3/15/26	175	198
		1,806
Financial Services – 1.4%
Ares Capital Corp.,
3.50%, 2/10/23	195	198
4.25%, 3/1/25	215	225
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (2)	215	226
FMR LLC,
6.45%, 11/15/39 (3)	675	949

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Financial Services – 1.4%continued
FS KKR Capital Corp.,
4.13%, 2/1/25	$635	$644
Goldman Sachs Group (The), Inc.,
4.00%, 3/3/24	270	288
Morgan Stanley,
3.88%, 1/27/26	125	134
4.35%, 9/8/26	90	98
3.63%, 1/20/27	165	176
		2,938
Food & Beverage – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	555	592
4.90%, 2/1/46	415	492
Constellation Brands, Inc.,
4.75%, 12/1/25	405	452
		1,536
Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (3)	215	233
5.30%, 10/1/29 (3)	385	434
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	300	317
		984
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	290	291
CVS Health Corp.,
3.70%, 3/9/23	385	401
HCA, Inc.,
5.13%, 6/15/39	720	793
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	215	224
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	365	361
		2,070
Home & Office Products Manufacturing – 0.6%
Leggett & Platt, Inc.,
3.50%, 11/15/27	405	416
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Home & Office Products Manufacturing – 0.6%continued
Steelcase, Inc.,
5.13%, 1/18/29	$680	$769
		1,185
Homebuilders – 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	335	370
Life Insurance – 0.5%
Protective Life Corp.,
8.45%, 10/15/39	430	643
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	369	400
		1,043
Managed Care – 0.5%
Anthem, Inc.,
4.65%, 1/15/43	380	429
3.70%, 9/15/49	395	394
Kaiser Foundation Hospitals,
3.27%, 11/1/49	305	306
		1,129
Metals & Mining – 0.2%
Glencore Funding LLC,
4.13%, 3/12/24 (3)	275	288
3.88%, 10/27/27 (3)	115	119
		407
Oil & Gas Services & Equipment – 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	210	214
4.08%, 12/15/47	235	241
National Oilwell Varco, Inc.,
3.60%, 12/1/29	255	256
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	275	268
		979
Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.85%, 5/14/23	190	194
2.60%, 11/21/24 (3)	330	333
3.20%, 11/21/29 (3)	295	300
		827

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Pipeline – 0.8%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	$240	$258
Energy Transfer Operating L.P.,
4.20%, 9/15/23	205	215
Enterprise Products Operating LLC,
4.20%, 1/31/50	205	220
Kinder Morgan, Inc.,
4.30%, 3/1/28	500	545
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	435	452
		1,690
Real Estate – 2.0%
American Tower Corp.,
3.13%, 1/15/27	810	829
Boston Properties L.P.,
3.20%, 1/15/25	405	420
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	385	404
EPR Properties,
4.50%, 4/1/25	505	537
4.50%, 6/1/27	410	439
Equinix, Inc.,
3.20%, 11/18/29	247	248
Healthpeak Properties, Inc.,
3.25%, 7/15/26	165	171
Office Properties Income Trust,
3.60%, 2/1/20	265	265
Ventas Realty L.P.,
4.40%, 1/15/29	305	336
Weyerhaeuser Co.,
4.00%, 11/15/29	415	449
		4,098
Retail - Consumer Discretionary – 0.7%
eBay, Inc.,
3.60%, 6/5/27	195	205
Lowe's Cos., Inc.,
3.65%, 4/5/29	855	914
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	420	459
		1,578
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Semiconductors – 0.2%
KLA Corp.,
4.13%, 11/1/21	$210	$217
5.65%, 11/1/34	115	138
		355
Software & Services – 0.7%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	236	235
Citrix Systems, Inc.,
4.50%, 12/1/27	535	580
Moody's Corp.,
4.25%, 2/1/29	415	470
Vmware, Inc.,
2.95%, 8/21/22	200	204
		1,489
Tobacco – 0.2%
Altria Group, Inc.,
5.95%, 2/14/49	135	163
Reynolds American, Inc.,
5.85%, 8/15/45	310	356
		519
Travel & Lodging – 0.3%
Marriott International, Inc.,
3.60%, 4/15/24	570	600
Utilities – 1.6%
Ameren Corp.,
2.50%, 9/15/24	390	392
Avangrid, Inc.,
3.80%, 6/1/29	500	530
Berkshire Hathaway Energy Co.,
4.45%, 1/15/49	250	297
Dominion Energy, Inc.,
3.07%, 8/15/24	165	170
Duke Energy Corp.,
4.20%, 6/15/49	500	553
Exelon Corp.,
5.63%, 6/15/35	380	471
PPL Capital Funding, Inc.,
4.00%, 9/15/47	410	420
Xcel Energy, Inc.,
2.60%, 12/1/29	450	446
		3,279

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Waste & Environment Services & Equipment – 0.1%
Waste Management, Inc.,
3.45%, 6/15/29	$180	$193
Wireless Telecommunications Services – 1.4%
AT&T, Inc.,
3.80%, 2/15/27	540	576
4.10%, 2/15/28	535	582
5.35%, 12/15/43	265	314
4.55%, 3/9/49	650	722
Verizon Communications, Inc.,
4.40%, 11/1/34	570	661
		2,855
Total Corporate Bonds
(Cost $42,686)		45,334

FOREIGN ISSUER BONDS – 3.5%
Banks – 0.6%
BPCE S.A.,
3.50%, 10/23/27 (3)	515	532
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (3)	505	525
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	290	304
		1,361
Commercial Finance – 0.1%
Aircastle Ltd.,
4.25%, 6/15/26	270	286
Design, Manufacturing & Distribution – 0.2%
Flex Ltd.,
4.75%, 6/15/25	375	408
Diversified Banks – 0.7%
Bank of Montreal,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.98%), 4.80%, 8/25/24 (1) (2)	415	427
Credit Agricole S.A.,
2.38%, 1/22/25 (3)	495	495
Societe Generale S.A.,
2.63%, 10/16/24 (3)	500	500
		1,422
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.5% continued
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	$34	$40
Exploration & Production – 0.3%
Encana Corp.,
8.13%, 9/15/30	450	580
Integrated Oils – 0.3%
Cenovus Energy, Inc.,
6.75%, 11/15/39	185	236
Shell International Finance B.V.,
4.38%, 5/11/45	250	298
		534
Internet Media – 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(3)	305	310
Metals & Mining – 0.3%
Anglo American Capital PLC,
3.75%, 4/10/22 (3)	460	472
ArcelorMittal S.A.,
4.55%, 3/11/26	160	170
		642
Pharmaceuticals – 0.1%
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	125	129
Pipeline – 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%), 4.12%, 5/15/67(4)	215	180
Retail - Consumer Discretionary – 0.2%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	345	359
Tobacco – 0.1%
Imperial Brands Finance PLC,
3.13%, 7/26/24(3)	170	172
Wireless Telecommunications Services – 0.2%
Rogers Communications, Inc.,
3.70%, 11/15/49	380	384

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.5% continued
Wireline Telecommunications Services – 0.2%
British Telecommunications PLC,
5.13%, 12/4/28	$430	$494
Total Foreign Issuer Bonds
(Cost $7,016)		7,301

U.S. GOVERNMENT AGENCIES – 26.5%(5)
Fannie Mae – 21.8%
Fannie Mae REMIC, Series 2019-51, Class JH,
2.50%, 6/25/49	965	973
Pool #535714,
7.50%, 1/1/31	5	5
Pool #555599,
7.00%, 4/1/33	13	15
Pool #712130,
7.00%, 6/1/33	8	9
Pool #845182,
5.50%, 11/1/35	11	12
Pool #890009,
5.50%, 9/1/36	52	58
Pool #890384,
4.50%, 10/1/41	11	12
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.90%), 4.36%, 9/1/36(4)	43	45
Pool #931790,
4.50%, 8/1/39	446	484
Pool #AA7583,
4.50%, 6/1/39	11	12
Pool #AB1470,
4.50%, 9/1/40	168	183
Pool #AB3114,
5.00%, 6/1/41	100	108
Pool #AB9522,
3.50%, 5/1/43	938	989
Pool #AC6118,
4.50%, 11/1/39	162	176
Pool #AD0915,
5.50%, 12/1/38	85	96
Pool #AD1645,
5.00%, 3/1/40	15	17
Pool #AD6929,
5.00%, 6/1/40	102	112
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.5% (5)continued
Fannie Mae – 21.8%continued
Pool #AD7775,
4.50%, 8/1/40	$350	$387
Pool #AH1507,
4.50%, 12/1/40	187	203
Pool #AH9109,
4.50%, 4/1/41	13	14
Pool #AI8193,
4.50%, 8/1/41	542	588
Pool #AL4908,
4.00%, 2/1/44	213	228
Pool #AL5119,
4.00%, 4/1/34	275	296
Pool #AL8352,
3.00%, 10/1/44	2,079	2,141
Pool #AL9405,
3.50%, 6/1/44	965	1,017
Pool #AS3473,
4.00%, 10/1/44	1,213	1,285
Pool #AS3655,
4.50%, 10/1/44	457	491
Pool #AS5722,
3.50%, 9/1/45	284	296
Pool #AS6520,
3.50%, 1/1/46	943	984
Pool #AS6730,
3.50%, 2/1/46	1,384	1,448
Pool #AS7568,
4.50%, 7/1/46	1,561	1,661
Pool #AS7694,
2.50%, 8/1/31	936	951
Pool #AS8699,
4.00%, 1/1/47	656	691
Pool #AS8984,
4.50%, 3/1/47	384	406
Pool #AW2706,
4.00%, 4/1/44	865	916
Pool #BC0326,
3.50%, 12/1/45	1,568	1,637
Pool #BD7081,
4.00%, 3/1/47	1,597	1,681
Pool #BE3619,
4.00%, 5/1/47	1,736	1,826

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.5% (5)continued
Fannie Mae – 21.8%continued
Pool #BH4092,
4.50%, 10/1/47	$904	$955
Pool #BH6175,
3.50%, 7/1/47	363	376
Pool #BJ0686,
4.00%, 4/1/48	818	858
Pool #BK4740,
4.00%, 8/1/48	1,958	2,041
Pool #BM2000,
3.50%, 5/1/47	1,105	1,147
Pool #BM4413,
4.50%, 12/1/47	1,225	1,296
Pool #BM5168,
2.50%, 6/1/46	617	614
Pool #BM5745,
4.00%, 6/1/46	1,927	2,040
Pool #BM5785,
3.50%, 9/1/46	630	658
Pool #BM5969,
3.00%, 11/1/46	1,846	1,901
Pool #BM5984,
5.00%, 5/1/49	302	323
Pool #BM5996,
5.00%, 12/1/48	265	283
Pool #CA3308,
3.50%, 4/1/49	651	673
Pool #FM1303,
3.00%, 1/1/48	944	972
Pool #FM1472,
3.50%, 3/1/34	269	279
Pool #FM1572,
3.00%, 9/1/48	348	356
Pool #MA2864,
3.50%, 1/1/47	1,035	1,075
Pool #MA3088,
4.00%, 8/1/47	1,056	1,110
Pool #MA3183,
4.00%, 11/1/47	1,953	2,053
Pool #MA3184,
4.50%, 11/1/47	1,578	1,667
Pool #MA3211,
4.00%, 12/1/47	1,963	2,060
		45,190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.5% (5)continued
Freddie Mac – 1.6%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	$460	$488
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%), 4.05%, 9/1/37(4)	5	5
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%), 4.18%, 11/1/37(4)	50	52
Pool #SB0084,
3.00%, 2/1/32	355	365
Pool #SB0216,
3.00%, 12/1/32	245	252
Pool #SD0039,
4.00%, 2/1/46	1,219	1,306
Pool #ZS4639,
4.00%, 11/1/45	847	898
		3,366
Freddie Mac Gold – 2.1%
Pool #C02790,
6.50%, 4/1/37	93	109
Pool #C02838,
5.50%, 5/1/37	54	59
Pool #C03517,
4.50%, 9/1/40	119	129
Pool #G01954,
5.00%, 11/1/35	71	79
Pool #G60948,
3.00%, 1/1/47	323	331
Pool #G61284,
3.00%, 1/1/44	589	607
Pool #G61670,
3.00%, 5/1/47	1,817	1,866
Pool #Q15842,
3.00%, 2/1/43	648	668
Pool #Q63667,
4.50%, 5/1/49	380	401
		4,249
Government National Mortgage Association I – 0.0%
Pool #604183,
5.50%, 4/15/33	3	3

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.5% (5)continued
Government National Mortgage Association I – 0.0%continued
Pool #633627,
5.50%, 9/15/34	$3	$3
		6
Government National Mortgage Association II – 1.0%
Pool #784801,
3.50%, 6/20/47	914	955
Pool #MA4068,
3.00%, 11/20/46	1,139	1,176
		2,131
Total U.S. Government Agencies
(Cost $54,548)		54,942

U.S. GOVERNMENT OBLIGATIONS – 30.3%
U.S. Treasury Bonds – 7.4%
2.25%, 8/15/49	3,001	2,919
2.38%, 11/15/49	12,454	12,448
		15,367
U.S. Treasury Notes – 22.9%
1.50%, 11/30/21	16,581	16,559
1.63%, 12/31/21	4,705	4,711
1.38%, 10/15/22	8,365	8,314
1.75%, 12/31/24	13,618	13,661
1.75%, 11/15/29	4,311	4,249
		47,494
Total U.S. Government Obligations
(Cost $62,779)		62,861

MUNICIPAL BONDS – 0.6%
Massachusetts – 0.1%
Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019,
2.90%, 9/1/49	180	170
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	380	377
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	390	389
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Texas – 0.1%
Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project,
3.92%, 12/31/49	$285	$286
Total Municipal Bonds
(Cost $1,235)		1,222

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	1,368,309	$1,368
Total Investment Companies
(Cost $1,368)		1,368

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill, 1.64%, 1/16/20(8)	$500	$500
	Total Short-Term Investments
	(Cost $500)	500

	Total Investments – 98.7%
	(Cost $200,789)	204,528
	Other Assets less Liabilities – 1.3%	2,690
	NET ASSETS – 100.0%	$207,218

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Variable rate security. Rate disclosed as of the time of default.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
(8)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	32.0%
U.S. Agency	25.8
AAA	15.2
AA	0.9
A	4.3
BBB	21.1
Cash Equivalents	0.7
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$31,000	$—	$31,000
Corporate Bonds(1)	—	45,334	—	45,334
Foreign Issuer Bonds(1)	—	7,301	—	7,301
U.S. Government Agencies(1)	—	54,942	—	54,942
U.S. Government Obligations(1)	—	62,861	—	62,861
Municipal Bonds(1)	—	1,222	—	1,222
Investment Companies	1,368	—	—	1,368
Short-Term Investments	—	500	—	500
Total Investments	$1,368	$203,160	$—	$204,528

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued	December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,058	$324,518	$329,208	$191	$1,368	1,368,309
FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 14.9%
Automobile – 5.3%
Carmax Auto Owner Trust, Series 2019-4, Class A3
2.02%, 11/15/24	$7,440	$7,457
GM Financial Automobile Leasing Trust, Series 2019-4, Class A3
1.75%, 7/16/24	5,310	5,280
Honda Auto Receivables Owner Trust, Series 2019-4, Class A3
1.83%, 1/18/24	11,290	11,265
Hyundai Auto Receivables Trust, Series 2019-B, Class A3
1.94%, 2/15/24	3,825	3,828
Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3
1.93%, 7/15/24	5,570	5,572
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3
1.92%, 1/16/24	5,285	5,283
World Omni Auto Receivables Trust, Series 2019-C, Class A3
1.96%, 12/16/24	6,750	6,745
		45,430
Commercial Mortgage-Backed Securities – 4.9%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	4,326
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	1,000	1,037
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	4,005	4,257
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,815	4,976
DBJPM Mortgage Trust, Series 2016-C3, Class A5
2.89%, 8/10/49	3,610	3,693
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	2,270	2,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	7,525	8,064
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.9% continued
Commercial Mortgage-Backed Securities – 4.9%continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	$2,950	$3,003
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	5,086	5,212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	5,206
		42,126
Credit Card – 3.8%
American Express Credit Account Master Trust, Series 2019-3, Class A
2.00%, 4/15/25	10,150	10,174
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	8,500	8,474
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	14,000	13,983
		32,631
Other – 0.9%
CNH Equipment Trust, Series 2019-C, Class A3
2.01%, 12/16/24	7,565	7,565
Total Asset-Backed Securities
(Cost $126,359)		127,752

CORPORATE BONDS – 24.6%
Banks – 0.7%
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (1)	750	748
Discover Bank,
2.45%, 9/12/24	1,710	1,707
M&T Bank Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24 (1) (2)	1,610	1,684

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Banks – 0.7%continued
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (1) (2)	$825	$856
Wells Fargo & Co.,
3.00%, 2/19/25	520	537
4.10%, 6/3/26	335	361
		5,893
Cable & Satellite – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	1,145	1,153
5.13%, 7/1/49	2,005	2,182
Comcast Corp.,
4.70%, 10/15/48	2,420	2,988
3.45%, 2/1/50	1,555	1,594
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25 (3)	1,090	1,101
		9,018
Casinos & Gaming – 0.4%
Boyd Gaming Corp.,
4.75%, 12/1/27 (3)	2,470	2,566
Las Vegas Sands Corp.,
3.90%, 8/8/29	654	683
		3,249
Chemicals – 0.1%
RPM International, Inc.,
4.55%, 3/1/29	895	970
Construction Materials Manufacturing – 0.1%
Owens Corning,
3.95%, 8/15/29	514	535
Consumer Finance – 1.3%
American Express Co.,
3.13%, 5/20/26	1,635	1,701
Capital One Financial Corp.,
4.20%, 10/29/25	1,854	2,002
Discover Financial Services,
4.50%, 1/30/26	1,645	1,798
PayPal Holdings, Inc.,
2.85%, 10/1/29	995	1,004
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Consumer Finance – 1.3%continued
Synchrony Financial,
2.85%, 7/25/22	$645	$653
5.15%, 3/19/29	560	637
Visa, Inc.,
4.15%, 12/14/35	3,001	3,540
		11,335
Consumer Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(3)	966	1,013
Containers & Packaging – 0.6%
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (3)	1,830	1,844
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (3)	2,805	2,770
Packaging Corp. of America,
3.40%, 12/15/27	690	722
		5,336
Diversified Banks – 1.6%
Bank of America Corp.,
4.00%, 1/22/25	1,852	1,975
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (1) (2)	910	1,009
6.11%, 1/29/37	1,331	1,799
Citigroup, Inc.,
3.88%, 3/26/25	1,000	1,058
3.40%, 5/1/26	1,610	1,692
4.45%, 9/29/27	440	485
4.13%, 7/25/28	699	763
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1) (2)	2,610	2,714
3.88%, 9/10/24	2,370	2,537
		14,032
Electrical Equipment Manufacturing – 0.5%
Amphenol Corp.,
2.80%, 2/15/30	2,050	2,031
Keysight Technologies, Inc.,
4.55%, 10/30/24	409	446
Roper Technologies, Inc.,
3.85%, 12/15/25	1,280	1,380
		3,857

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Exploration & Production – 1.4%
Apache Corp.,
4.25%, 1/15/44	$1,165	$1,074
Chesapeake Energy Corp.,
11.50%, 1/1/25 (3)	1,253	1,184
Denbury Resources, Inc.,
9.00%, 5/15/21 (3)	1,635	1,582
Hess Corp.,
7.13%, 3/15/33	1,000	1,265
Murphy Oil Corp.,
5.88%, 12/1/42	1,760	1,619
Occidental Petroleum Corp.,
2.90%, 8/15/24	1,530	1,555
5.55%, 3/15/26	715	811
SM Energy Co.,
5.63%, 6/1/25	1,665	1,580
Whiting Petroleum Corp.,
6.63%, 1/15/26	2,400	1,636
		12,306
Financial Services – 2.2%
Ares Capital Corp.,
3.50%, 2/10/23	1,165	1,182
4.25%, 3/1/25	925	967
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1) (2)	818	861
FMR LLC,
6.45%, 11/15/39 (3)	3,265	4,590
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,657
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (1) (2)	1,795	1,808
4.00%, 3/3/24	1,197	1,276
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24 (3)	2,000	2,055
5.25%, 5/15/27 (3)	1,465	1,498
Morgan Stanley,
3.88%, 1/27/26	490	526
4.35%, 9/8/26	380	416
3.63%, 1/20/27	645	687
		18,523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Food & Beverage – 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	$2,255	$2,405
4.90%, 2/1/46	1,685	1,999
Constellation Brands, Inc.,
4.75%, 12/1/25	1,590	1,772
NBM US Holdings, Inc.,
7.00%, 5/14/26	1,825	1,976
		8,152
Hardware – 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (3)	1,235	1,339
5.30%, 10/1/29 (3)	1,410	1,590
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	1,195	1,263
		4,192
Health Care Facilities & Services – 1.1%
Advocate Health & Hospitals Corp.,
3.39%, 10/15/49	1,185	1,187
CVS Health Corp.,
3.70%, 3/9/23	1,560	1,626
Eagle Holding Co. II LLC,
7.63%, 5/15/22 (3) (4)	915	929
HCA, Inc.,
5.13%, 6/15/39	2,840	3,130
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	810	843
RWJ Barnabas Health, Inc.,
3.48%, 7/1/49	1,480	1,463
		9,178
Home & Office Products Manufacturing – 0.2%
Steelcase, Inc.,
5.13%, 1/18/29	1,635	1,850
Industrial Other – 0.2%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	1,550	1,624
Life Insurance – 0.6%
Protective Life Corp.,
8.45%, 10/15/39	3,475	5,191

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Managed Care – 0.7%
Anthem, Inc.,
3.50%, 8/15/24	$1,500	$1,573
3.70%, 9/15/49	1,555	1,553
Centene Corp.,
4.63%, 12/15/29	1,870	1,966
Kaiser Foundation Hospitals,
3.27%, 11/1/49	1,225	1,229
		6,321
Metals & Mining – 0.4%
Glencore Funding LLC,
4.13%, 3/12/24 (3)	845	885
3.88%, 10/27/27 (3)	630	650
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (3)	1,795	1,842
		3,377
Oil & Gas Services & Equipment – 0.2%
National Oilwell Varco, Inc.,
3.60%, 12/1/29	1,040	1,043
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	1,070	1,043
		2,086
Pharmaceuticals – 0.4%
AbbVie, Inc.,
2.85%, 5/14/23	695	709
2.60%, 11/21/24 (3)	1,375	1,386
3.20%, 11/21/29 (3)	1,240	1,261
		3,356
Pipeline – 0.6%
Boardwalk Pipelines L.P.,
4.80%, 5/3/29	965	1,035
Energy Transfer Operating L.P.,
4.20%, 9/15/23	1,005	1,055
Enterprise Products Operating LLC,
4.20%, 1/31/50	820	880
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,685	1,751
		4,721
Power Generation – 0.4%
Calpine Corp.,
4.50%, 2/15/28 (3)	2,185	2,204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Power Generation – 0.4%continued
Terraform Global Operating LLC,
6.13%, 3/1/26 (3)	$1,035	$1,077
		3,281
Publishing & Broadcasting – 0.6%
Entercom Media Corp.,
7.25%, 11/1/24 (3)	1,645	1,731
Lee Enterprises, Inc.,
9.50%, 3/15/22 (3)	1,245	1,158
TEGNA, Inc.,
5.00%, 9/15/29 (3)	1,850	1,883
		4,772
Real Estate – 1.9%
American Tower Corp.,
3.13%, 1/15/27	3,270	3,347
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,591
EPR Properties,
4.50%, 4/1/25	1,500	1,594
4.50%, 6/1/27	2,215	2,372
Equinix, Inc.,
3.20%, 11/18/29	1,015	1,019
Healthpeak Properties, Inc.,
3.25%, 7/15/26	655	679
Iron Mountain, Inc.,
4.88%, 9/15/27 (3)	1,765	1,822
iStar, Inc.,
4.75%, 10/1/24	1,700	1,762
Office Properties Income Trust,
3.60%, 2/1/20	565	565
Ventas Realty L.P.,
4.40%, 1/15/29	1,600	1,761
		16,512
Refining & Marketing – 0.1%
Murphy Oil USA, Inc.,
4.75%, 9/15/29	1,000	1,056
Restaurants – 0.2%
Golden Nugget, Inc.,
6.75%, 10/15/24(3)	1,920	1,987
Retail - Consumer Discretionary – 0.3%
eBay, Inc.,
3.60%, 6/5/27	790	829

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Retail - Consumer Discretionary – 0.3%continued
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	$1,715	$1,874
		2,703
Software & Services – 1.2%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	996	995
Citrix Systems, Inc.,
4.50%, 12/1/27	1,700	1,842
Moody's Corp.,
4.25%, 2/1/29	1,630	1,846
MSCI, Inc.,
4.00%, 11/15/29 (3)	1,850	1,876
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (3)	2,535	2,690
Vmware, Inc.,
2.95%, 8/21/22	800	815
		10,064
Tobacco – 0.2%
Altria Group, Inc.,
5.95%, 2/14/49	565	685
Reynolds American, Inc.,
5.85%, 8/15/45	1,172	1,345
		2,030
Utilities – 1.0%
Avangrid, Inc.,
3.80%, 6/1/29	2,070	2,197
Dominion Energy, Inc.,
3.07%, 8/15/24	660	680
Exelon Corp.,
5.63%, 6/15/35	1,480	1,833
PPL Capital Funding, Inc.,
4.00%, 9/15/47	1,535	1,572
Xcel Energy, Inc.,
2.60%, 12/1/29	1,840	1,823
		8,105
Waste & Environment Services & Equipment – 0.2%
Stericycle, Inc.,
5.38%, 7/15/24 (3)	1,255	1,318
Waste Management, Inc.,
3.45%, 6/15/29	715	765
		2,083
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 24.6% continued
Wireless Telecommunications Services – 2.3%
AT&T, Inc.,
3.80%, 2/15/27	$1,725	$1,839
4.10%, 2/15/28	2,615	2,845
5.35%, 12/15/43	905	1,073
4.55%, 3/9/49	1,175	1,305
Iridium Communications, Inc.,
10.25%, 4/15/23 (3)	1,765	1,889
Sprint Capital Corp.,
6.88%, 11/15/28	2,540	2,737
Sprint Corp.,
7.88%, 9/15/23	2,860	3,156
7.13%, 6/15/24	1,705	1,839
Verizon Communications, Inc.,
4.40%, 11/1/34	2,400	2,782
		19,465
Wireline Telecommunications Services – 0.2%
Level 3 Financing, Inc.,
4.63%, 9/15/27(3)	1,850	1,894
Total Corporate Bonds
(Cost $199,031)		210,067

FOREIGN ISSUER BONDS – 6.1%
Banks – 0.6%
BPCE S.A.,
3.50%, 10/23/27 (3)	1,865	1,927
National Australia Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (3)	2,040	2,120
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	1,150	1,206
		5,253
Cable & Satellite – 1.0%
Altice Financing S.A.,
7.50%, 5/15/26 (3)	3,550	3,816
UPC Holding B.V.,
5.50%, 1/15/28 (3)	2,625	2,661
Ziggo B.V.,
5.50%, 1/15/27 (3)	1,695	1,801
		8,278

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Commercial Finance – 0.2%
Aircastle Ltd.,
4.25%, 6/15/26	$1,115	$1,180
Design, Manufacturing & Distribution – 0.2%
Flex Ltd.,
4.75%, 6/15/25	1,625	1,770
Diversified Banks – 0.7%
Bank of Montreal,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.98%), 4.80%, 8/25/24 (1) (2)	1,610	1,658
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.32%), 6.88%, 9/23/24 (1) (2) (3)	685	754
2.38%, 1/22/25 (3)	2,020	2,018
Societe Generale S.A.,
2.63%, 10/16/24 (3)	1,825	1,826
		6,256
Electrical Equipment Manufacturing – 0.0%
Johnson Controls International PLC,
5.13%, 9/14/45	115	134
Exploration & Production – 0.3%
Encana Corp.,
8.13%, 9/15/30	1,675	2,160
Food & Beverage – 0.3%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (3)	1,575	1,692
MARB BondCo PLC,
6.88%, 1/19/25 (3)	1,040	1,104
		2,796
Integrated Oils – 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	765	975
Internet Media – 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(3)	925	939
Metals & Mining – 0.9%
Anglo American Capital PLC,
3.75%, 4/10/22 (3)	1,985	2,038
ArcelorMittal S.A.,
4.55%, 3/11/26	780	828
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Metals & Mining – 0.9%continued
IAMGOLD Corp.,
7.00%, 4/15/25 (3)	$2,025	$2,110
New Gold, Inc.,
6.38%, 5/15/25 (3)	1,115	1,031
Teck Resources Ltd.,
6.25%, 7/15/41	1,620	1,857
		7,864
Oil & Gas Services & Equipment – 0.2%
Noble Holding International Ltd.,
7.88%, 2/1/26 (3)	1,360	986
Valaris PLC,
7.75%, 2/1/26	1,295	732
		1,718
Pharmaceuticals – 0.3%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (3)	1,530	1,581
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	510	525
		2,106
Pipeline – 0.1%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%), 4.12%, 5/15/67(5)	1,236	1,034
Refining & Marketing – 0.3%
Parkland Fuel Corp.,
6.00%, 4/1/26(3)	2,535	2,678
Retail - Consumer Discretionary – 0.1%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	1,055	1,099
Tobacco – 0.1%
Imperial Brands Finance PLC,
3.13%, 7/26/24(3)	665	672
Wireless Telecommunications Services – 0.4%
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (3)	1,685	1,794
Rogers Communications, Inc.,
3.70%, 11/15/49	1,556	1,571
		3,365

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.1% continued
Wireline Telecommunications Services – 0.2%
British Telecommunications PLC,
5.13%, 12/4/28	$1,575	$1,811
Total Foreign Issuer Bonds
(Cost $51,114)		52,088

U.S. GOVERNMENT AGENCIES – 27.2%(6)
Fannie Mae – 21.1%
Fannie Mae REMIC, Series 2019-51, Class JH,
2.50%, 6/25/49	3,759	3,791
Pool #255498,
5.50%, 12/1/34	131	147
Pool #256883,
6.00%, 9/1/37	10	12
Pool #535714,
7.50%, 1/1/31	18	20
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	37	42
Pool #545556,
7.00%, 4/1/32	22	26
Pool #555189,
7.00%, 12/1/32	124	140
Pool #581806,
7.00%, 7/1/31	45	51
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #745148,
5.00%, 1/1/36	77	85
Pool #888538,
5.50%, 1/1/37	187	210
Pool #890009,
5.50%, 9/1/36	831	935
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.90%), 4.36%, 9/1/36(5)	471	498
Pool #929035,
6.50%, 1/1/38	92	102
Pool #955782,
6.50%, 10/1/37	41	45
Pool #990702,
6.50%, 9/1/38	997	1,126
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.2% (6)continued
Fannie Mae – 21.1%continued
Pool #AB3114,
5.00%, 6/1/41	$1,288	$1,392
Pool #AB9522,
3.50%, 5/1/43	3,658	3,856
Pool #AC6767,
4.50%, 1/1/40	1,061	1,152
Pool #AC9581,
5.50%, 1/1/40	1,959	2,174
Pool #AD0915,
5.50%, 12/1/38	75	85
Pool #AD6929,
5.00%, 6/1/40	1,268	1,396
Pool #AH1166,
4.50%, 12/1/40	1,494	1,622
Pool #AL5119,
4.00%, 4/1/34	1,807	1,938
Pool #AL8352,
3.00%, 10/1/44	5,416	5,577
Pool #AL9405,
3.50%, 6/1/44	3,661	3,859
Pool #AS3473,
4.00%, 10/1/44	5,333	5,651
Pool #AS3655,
4.50%, 10/1/44	1,720	1,846
Pool #AS6075,
4.00%, 10/1/45	2,677	2,836
Pool #AS6520,
3.50%, 1/1/46	4,110	4,291
Pool #AS7568,
4.50%, 7/1/46	2,394	2,547
Pool #AS7694,
2.50%, 8/1/31	8,111	8,235
Pool #AS8699,
4.00%, 1/1/47	4,050	4,263
Pool #AS8984,
4.50%, 3/1/47	2,520	2,667
Pool #AV0052,
4.00%, 11/1/43	386	418
Pool #AZ7903,
4.00%, 6/1/41	3,250	3,484
Pool #BC0326,
3.50%, 12/1/45	3,804	3,971

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.2% (6)continued
Fannie Mae – 21.1%continued
Pool #BH4092,
4.50%, 10/1/47	$2,984	$3,154
Pool #BH6175,
3.50%, 7/1/47	1,972	2,042
Pool #BJ0686,
4.00%, 4/1/48	3,274	3,433
Pool #BJ3524,
4.00%, 11/1/47	3,943	4,142
Pool #BK4740,
4.00%, 8/1/48	7,757	8,089
Pool #BM2000,
3.50%, 5/1/47	8,242	8,556
Pool #BM4413,
4.50%, 12/1/47	4,065	4,298
Pool #BM5070,
4.00%, 6/1/38	3,440	3,646
Pool #BM5168,
2.50%, 6/1/46	1,098	1,093
Pool #BM5745,
4.00%, 6/1/46	6,327	6,700
Pool #BM5785,
3.50%, 9/1/46	3,598	3,755
Pool #BM5969,
3.00%, 11/1/46	8,494	8,747
Pool #BM5984,
5.00%, 5/1/49	545	583
Pool #BM5996,
5.00%, 12/1/48	477	510
Pool #CA3308,
3.50%, 4/1/49	3,537	3,652
Pool #FM1303,
3.00%, 1/1/48	4,018	4,136
Pool #FM1472,
3.50%, 3/1/34	211	219
Pool #FM1572,
3.00%, 9/1/48	1,796	1,838
Pool #MA0878,
4.00%, 10/1/31	969	1,032
Pool #MA2522,
3.50%, 2/1/46	5,019	5,240
Pool #MA2642,
3.50%, 6/1/46	5,577	5,812
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.2% (6)continued
Fannie Mae – 21.1%continued
Pool #MA2864,
3.50%, 1/1/47	$2,905	$3,017
Pool #MA3004,
4.00%, 5/1/37	1,094	1,160
Pool #MA3088,
4.00%, 8/1/47	3,264	3,431
Pool #MA3183,
4.00%, 11/1/47	7,743	8,141
Pool #MA3184,
4.50%, 11/1/47	5,234	5,529
Pool #MA3211,
4.00%, 12/1/47	7,851	8,238
		180,684
Freddie Mac – 0.8%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,790	1,898
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%), 4.05%, 9/1/37(5)	56	57
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%), 4.18%, 11/1/37(5)	528	553
Pool #848076,
(Floating, ICE LIBOR USD 1Y + 1.88%, 1.88% Floor), 4.20%, 6/1/38(5)	115	116
Pool #SB0084,
3.00%, 2/1/32	2,183	2,245
Pool #SB0216,
3.00%, 12/1/32	1,387	1,429
		6,298
Freddie Mac Gold – 2.3%
Pool #A65182,
6.50%, 9/1/37	1,116	1,282
Pool #A92650,
5.50%, 6/1/40	92	103
Pool #C00910,
7.50%, 1/1/30	121	139
Pool #C02790,
6.50%, 4/1/37	616	723
Pool #C02838,
5.50%, 5/1/37	603	657

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.2% (6)continued
Freddie Mac Gold – 2.3%continued
Pool #G01954,
5.00%, 11/1/35	$501	$553
Pool #G05935,
6.00%, 3/1/36	179	205
Pool #G18643,
2.50%, 5/1/32	219	222
Pool #G60948,
3.00%, 1/1/47	569	584
Pool #G61284,
3.00%, 1/1/44	3,184	3,277
Pool #G61670,
3.00%, 5/1/47	7,789	7,999
Pool #Q15842,
3.00%, 2/1/43	2,778	2,864
Pool #Q63667,
4.50%, 5/1/49	1,258	1,328
		19,936
Freddie Mac Pool – 2.1%
Pool #SD0039,
4.00%, 2/1/46	10,019	10,731
Pool #ZS4639,
4.00%, 11/1/45	6,924	7,337
		18,068
Government National Mortgage Association II – 0.9%
Pool #784801,
3.50%, 6/20/47	1,867	1,952
Pool #MA4008,
5.50%, 10/20/46	198	219
Pool #MA4068,
3.00%, 11/20/46	5,220	5,388
		7,559
Total U.S. Government Agencies
(Cost $230,185)		232,545

U.S. GOVERNMENT OBLIGATIONS – 24.5%
U.S. Treasury Bonds – 8.0%
2.25%, 8/15/49	16,028	15,592
2.38%, 11/15/49	52,780	52,753
		68,345
U.S. Treasury Notes – 16.5%
1.50%, 11/30/21	48,498	48,434
1.63%, 12/31/21	13,635	13,652
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.5% continued
U.S. Treasury Notes – 16.5%continued
1.38%, 10/15/22	$18,136	$18,026
1.75%, 12/31/24	35,129	35,240
1.75%, 11/15/29	26,705	26,323
		141,675
Total U.S. Government Obligations
(Cost $209,692)		210,020

MUNICIPAL BONDS – 0.6%
Massachusetts – 0.1%
Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019,
2.90%, 9/1/49	750	708
New Jersey – 0.2%
New Jersey State Transportation Trust Fund Authority Transportation System Taxable Revenue Refunding Bonds,
4.13%, 6/15/42	1,610	1,597
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
3.50%, 1/1/42	1,585	1,579
Texas – 0.1%
Texas State Private Activity Bond Surface Transportation Corp. Taxable Revenue Bonds, North Tarrant Express Managed Lanes Project,
3.92%, 12/31/49	1,200	1,206
Total Municipal Bonds
(Cost $5,145)		5,090

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(8) (9)	3,016,857	$3,017
Total Investment Companies
(Cost $3,017)		3,017

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill, 1.61%, 1/16/20(10)	$900	$900
	Total Short-Term Investments
	(Cost $899)	900

	Total Investments – 98.4%
	(Cost $825,442)	841,479
	Other Assets less Liabilities – 1.6%	14,017
	NET ASSETS – 100.0%	$855,496

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2019 is disclosed.
(10)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	26.0%
U.S. Agency	26.7
AAA	15.2
AA	0.8
A	3.3
BBB	17.6
BB	4.1
B	4.1
CCC	1.8
Cash Equivalents	0.4
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$127,752	$—	$127,752
Corporate Bonds(1)	—	210,067	—	210,067
Foreign Issuer Bonds(1)	—	52,088	—	52,088
U.S. Government Agencies(1)	—	232,545	—	232,545
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$210,020	$—	$210,020
Municipal Bonds(1)	—	5,090	—	5,090
Investment Companies	3,017	—	—	3,017
Short-Term Investments	—	900	—	900
Total Investments	$3,017	$838,462	$—	$841,479

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$29,889	$1,178,344	$1,205,216	$696	$3,017	3,016,857
NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 69.6%
Advertising & Marketing – 0.3%
Terrier Media Buyer, Inc.,
8.88%, 12/15/27(1)	$12,300	$13,007
Aerospace & Defense – 1.2%
SSL Robotics LLC,
9.75%, 12/31/23 (1)	12,275	13,349
TransDigm, Inc.,
5.50%, 11/15/27 (1)	17,225	17,419
Triumph Group, Inc.,
7.75%, 8/15/25	16,750	17,465
		48,233
Automobiles Manufacturing – 0.3%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27(2) (3)	11,975	12,185
Cable & Satellite – 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	31,887	33,460
CSC Holdings LLC,
6.50%, 2/1/29 (1)	26,900	29,994
5.75%, 1/15/30 (1)	8,700	9,287
DISH DBS Corp.,
7.75%, 7/1/26	26,417	27,986
GCI LLC,
6.88%, 4/15/25	12,266	12,818
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	19,530	21,678
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	10,825	11,447
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25 (1)	12,300	12,423
		159,093
Casinos & Gaming – 2.0%
Boyd Gaming Corp.,
4.75%, 12/1/27 (1)	9,450	9,816
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.25%, 10/15/25 (1)	12,975	13,429
Eldorado Resorts, Inc.,
6.00%, 9/15/26	16,688	18,378
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Casinos & Gaming – 2.0%continued
MGM Resorts International,
5.50%, 4/15/27	$8,550	$9,491
Scientific Games International, Inc.,
8.25%, 3/15/26 (1)	16,060	17,706
Twin River Worldwide Holdings, Inc.,
6.75%, 6/1/27 (1)	8,025	8,366
		77,186
Chemicals – 0.7%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23 (1)	18,110	18,917
Univar Solutions USA, Inc.,
5.13%, 12/1/27 (1)	9,250	9,655
		28,572
Coal Operations – 0.5%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	20,092	18,284
Commercial Finance – 0.6%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22 (1)	7,061	7,361
Voyager Aviation Holdings LLC/Voyager Finance Co.,
8.50%, 8/15/21 (1)	17,225	17,647
		25,008
Communications Equipment – 0.6%
CommScope, Inc.,
6.00%, 3/1/26 (1)	13,300	14,148
ViaSat, Inc.,
5.63%, 4/15/27 (1)	7,575	8,105
		22,253
Construction Materials Manufacturing – 0.4%
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27(1)	14,095	15,152
Consumer Finance – 3.5%
Credit Acceptance Corp.,
6.63%, 3/15/26 (1)	16,963	18,341
Curo Group Holdings Corp.,
8.25%, 9/1/25 (1)	16,500	14,520

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Consumer Finance – 3.5%continued
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	$8,825	$9,293
Enova International, Inc.,
8.50%, 9/15/25 (1)	16,725	15,805
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	14,673	14,416
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	19,864	20,609
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	13,197	12,933
Springleaf Finance Corp.,
6.88%, 3/15/25	13,950	15,868
5.38%, 11/15/29	13,700	14,300
		136,085
Consumer Products – 0.5%
Energizer Holdings, Inc.,
6.38%, 7/15/26 (1)	8,480	9,031
7.75%, 1/15/27 (1)	9,300	10,393
		19,424
Consumer Services – 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 4/15/26(1)	8,600	9,347
Containers & Packaging – 1.7%
Berry Global, Inc.,
5.63%, 7/15/27 (1)	12,638	13,554
Flex Acquisition Co., Inc.,
7.88%, 7/15/26 (1)	17,824	17,958
Greif, Inc.,
6.50%, 3/1/27 (1)	11,850	12,798
LABL Escrow Issuer LLC,
6.75%, 7/15/26 (1)	5,075	5,392
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (1)	10,742	10,608
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
7.00%, 7/15/24 (1)	7,050	7,288
		67,598
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Diversified Manufacturing – 0.6%
Vertiv Intermediate Holding Corp.,
12.00%, (100% Cash), 2/15/22(1) (4)	$21,025	$21,813
Entertainment Content – 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1)	10,775	10,899
6.63%, 8/15/27 (1)	18,925	18,405
		29,304
Entertainment Resources – 0.3%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	13,205	11,901
Exploration & Production – 3.9%
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	17,600	16,302
Chesapeake Energy Corp.,
11.50%, 1/1/25 (1)	9,100	8,600
Denbury Resources, Inc.,
9.00%, 5/15/21 (1)	19,408	18,777
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23 (1)	19,900	19,452
Gulfport Energy Corp.,
6.38%, 1/15/26	22,690	14,068
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	14,217	13,506
Indigo Natural Resources LLC,
6.88%, 2/15/26 (1)	19,670	18,490
SM Energy Co.,
5.63%, 6/1/25	12,210	11,589
Southwestern Energy Co.,
6.20%, 1/23/25	19,163	17,576
Whiting Petroleum Corp.,
6.63%, 1/15/26	20,499	13,970
		152,330
Financial Services – 1.2%
LPL Holdings, Inc.,
5.75%, 9/15/25 (1)	14,943	15,634
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23 (1)	16,825	17,810

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Financial Services – 1.2%continued
NFP Corp.,
6.88%, 7/15/25 (1)	$13,275	$13,308
		46,752
Food & Beverage – 1.5%
Dole Food Co., Inc.,
7.25%, 6/15/25 (1)	16,455	15,920
NBM US Holdings, Inc.,
7.00%, 5/14/26	16,275	17,626
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	7,078	7,591
Simmons Foods, Inc.,
5.75%, 11/1/24 (1)	19,162	19,258
		60,395
Forest & Paper Products Manufacturing – 0.6%
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	20,925	22,547
Hardware – 2.0%
Dell International LLC/EMC Corp.,
5.30%, 10/1/29 (1)	20,375	22,975
Everi Payments, Inc.,
7.50%, 12/15/25 (1)	17,975	19,233
NCR Corp.,
6.13%, 9/1/29 (1)	17,165	18,626
TTM Technologies, Inc.,
5.63%, 10/1/25 (1)	17,330	17,915
		78,749
Health Care Facilities & Services – 4.3%
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	10,675	10,702
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	7,675	8,039
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22 (1) (4)	25,280	25,678
Encompass Health Corp.,
4.75%, 2/1/30	5,500	5,706
Envision Healthcare Corp.,
8.75%, 10/15/26 (1)	14,250	8,835
HCA, Inc.,
5.88%, 2/1/29	22,330	25,819
MEDNAX, Inc.,
6.25%, 1/15/27 (1)	11,265	11,547
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Health Care Facilities & Services – 4.3%continued
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23 (1)	$22,046	$23,314
Tenet Healthcare Corp.,
8.13%, 4/1/22	19,249	21,294
4.88%, 1/1/26 (1)	8,825	9,243
Vizient, Inc.,
6.25%, 5/15/27 (1)	3,632	3,886
West Street Merger Sub, Inc.,
6.38%, 9/1/25 (1)	13,189	13,156
		167,219
Home & Office Products Manufacturing – 0.4%
Newell Brands, Inc.,
5.38%, 4/1/36	14,750	15,970
Home Improvement – 1.5%
Cornerstone Building Brands, Inc.,
8.00%, 4/15/26 (1)	15,995	16,675
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	13,325	14,191
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26 (1)	20,150	21,586
Scotts Miracle-Gro (The) Co.,
4.50%, 10/15/29 (1)	5,300	5,417
		57,869
Homebuilders – 1.7%
Beazer Homes USA, Inc.,
5.88%, 10/15/27	9,900	9,999
Century Communities, Inc.,
5.88%, 7/15/25	13,900	14,491
Forestar Group, Inc.,
8.00%, 4/15/24 (1)	14,350	15,606
KB Home,
6.88%, 6/15/27	10,600	12,269
LGI Homes, Inc.,
6.88%, 7/15/26 (1)	15,298	16,025
		68,390
Industrial Other – 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23 (1)	15,175	12,026
Capitol Investment Merger Sub 2 LLC,
10.00%, 8/1/24 (1)	10,250	10,635
		22,661

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Internet Media – 0.6%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	$10,975	$10,276
Netflix, Inc.,
6.38%, 5/15/29	12,425	14,149
		24,425
Investment Companies – 0.6%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27(1)	21,350	21,833
Leisure Products Manufacturing – 0.3%
Mattel, Inc.,
5.88%, 12/15/27	10,650	11,222
Life Insurance – 0.3%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	9,435	10,048
Machinery Manufacturing – 0.2%
Amsted Industries, Inc.,
5.63%, 7/1/27(1)	7,850	8,321
Managed Care – 0.6%
Centene Corp.,
4.25%, 12/15/27 (1)	3,100	3,189
4.63%, 12/15/29	17,925	18,846
		22,035
Manufactured Goods – 0.4%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp.,
12.25%, 11/15/26(1)	13,725	14,291
Medical Equipment & Devices Manufacturing – 0.3%
Avantor, Inc.,
9.00%, 10/1/25(1)	12,161	13,590
Metals & Mining – 1.9%
Commercial Metals Co.,
5.75%, 4/15/26	16,548	17,293
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	18,960	19,624
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22 (1)	14,417	15,210
United States Steel Corp.,
6.88%, 8/15/25	23,800	22,220
		74,347
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Oil & Gas Services & Equipment – 1.1%
Oceaneering International, Inc.,
6.00%, 2/1/28	$21,295	$20,869
Rowan Cos., Inc.,
7.38%, 6/15/25	17,119	10,357
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26	11,466	12,039
		43,265
Pharmaceuticals – 0.9%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	14,415	16,416
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27 (1)	10,450	11,287
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (5) (6)	8,000	4,000
Par Pharmaceutical, Inc.,
7.50%, 4/1/27 (1)	5,175	5,149
		36,852
Pipeline – 4.6%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21 (1)	24,298	22,840
Cheniere Energy Partners L.P.,
4.50%, 10/1/29 (1)	7,850	8,067
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	9,075	9,200
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	19,300	13,269
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	14,084	13,943
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	9,179	9,454
7.00%, 8/1/27 (1)	11,300	12,006
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	16,227	14,766

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Pipeline – 4.6%continued
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	$14,170	$14,170
7.50%, 4/15/26 (1)	6,625	6,410
NuStar Logistics L.P.,
6.00%, 6/1/26	6,580	6,958
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	16,666	17,166
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	16,800	15,666
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	9,970	10,369
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	7,600	8,322
		182,606
Power Generation – 2.4%
Calpine Corp.,
5.50%, 2/1/24	21,145	21,462
4.50%, 2/15/28 (1)	10,600	10,694
5.13%, 3/15/28	9,200	9,390
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	12,125	12,292
NRG Energy, Inc.,
5.75%, 1/15/28	19,665	21,337
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	17,125	18,045
		93,220
Property & Casualty Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	9,800	9,457
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	10,700	11,128
USI, Inc.,
6.88%, 5/1/25 (1)	9,054	9,255
		29,840
Publishing & Broadcasting – 3.8%
Clear Channel Outdoor Holdings, Inc.,
9.25%, 2/15/24 (1)	5,402	5,983
5.13%, 8/15/27 (1)	14,725	15,333
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Publishing & Broadcasting – 3.8%continued
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	$8,785	$9,411
Entercom Media Corp.,
7.25%, 11/1/24 (1)	18,550	19,524
Gray Television, Inc.,
7.00%, 5/15/27 (1)	18,160	20,180
iHeartCommunications, Inc.,
5.25%, 8/15/27 (1)	4,450	4,656
Lee Enterprises, Inc.,
9.50%, 3/15/22 (1)	19,273	17,924
Meredith Corp.,
6.88%, 2/1/26	17,425	18,117
Nexstar Broadcasting, Inc.,
5.63%, 7/15/27 (1)	12,850	13,541
Sirius XM Radio, Inc.,
5.50%, 7/1/29 (1)	13,100	14,164
TEGNA, Inc.,
5.00%, 9/15/29 (1)	12,250	12,465
		151,298
Real Estate – 0.7%
ESH Hospitality, Inc.,
4.63%, 10/1/27 (1)	10,625	10,758
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25 (1)	18,375	18,509
		29,267
Real Estate Investment Trusts – 0.3%
iStar, Inc.,
4.75%, 10/1/24	10,150	10,518
Refining & Marketing – 0.7%
PBF Holding Co LLC/PBF Finance Corp.,
7.25%, 6/15/25	19,613	20,937
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	6,876	7,134
		28,071
Restaurants – 0.9%
Golden Nugget, Inc.,
6.75%, 10/15/24 (1)	20,910	21,642
IRB Holding Corp.,
6.75%, 2/15/26 (1)	14,773	15,475
		37,117

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Retail - Consumer Discretionary – 2.3%
KGA Escrow LLC,
7.50%, 8/15/23 (1)	$16,999	$17,976
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	9,450	9,713
Party City Holdings, Inc.,
6.63%, 8/1/26 (1)	18,785	13,243
PetSmart, Inc.,
7.13%, 3/15/23 (1)	13,625	13,353
Sonic Automotive, Inc.,
6.13%, 3/15/27	19,481	20,309
Staples, Inc.,
7.50%, 4/15/26 (1)	16,871	17,504
		92,098
Software & Services – 3.7%
Banff Merger Sub, Inc.,
9.75%, 9/1/26 (1)	11,225	11,365
MPH Acquisition Holdings LLC,
7.13%, 6/1/24 (1)	18,731	18,122
Rackspace Hosting, Inc.,
8.63%, 11/15/24 (1)	16,850	16,471
Refinitiv US Holdings, Inc.,
8.25%, 11/15/26 (1)	20,125	22,666
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (1)	29,390	31,185
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23 (1)	10,880	11,179
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25 (1)	17,369	17,934
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	15,425	16,871
		145,793
Supermarkets & Pharmacies – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 3/15/26(1)	12,400	13,919
Technology – 0.3%
Iron Mountain, Inc.,
4.88%, 9/15/29(1)	12,340	12,535
Transportation & Logistics – 1.0%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	9,900	10,841
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 69.6% continued
Transportation & Logistics – 1.0%continued
Navistar International Corp.,
6.63%, 11/1/25 (1)	$20,638	$21,025
XPO Logistics, Inc.,
6.75%, 8/15/24 (1)	8,100	8,799
		40,665
Utilities – 0.4%
Talen Energy Supply LLC,
6.63%, 1/15/28(1)	14,875	15,172
Waste & Environment Services & Equipment – 0.7%
Covanta Holding Corp.,
5.88%, 7/1/25	17,004	17,939
Stericycle, Inc.,
5.38%, 7/15/24 (1)	7,875	8,269
		26,208
Wireless Telecommunications Services – 2.7%
Iridium Communications, Inc.,
10.25%, 4/15/23 (1)	22,650	24,236
Sprint Capital Corp.,
6.88%, 11/15/28	23,503	25,324
8.75%, 3/15/32	32,050	38,901
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22 (1)	19,000	17,860
		106,321
Wireline Telecommunications Services – 0.9%
CenturyLink, Inc.,
5.13%, 12/15/26 (1)	11,050	11,245
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (1)	11,925	12,506
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	12,875	13,182
		36,933
Total Corporate Bonds
(Cost $2,696,460)		2,739,137

FOREIGN ISSUER BONDS – 24.0%
Aerospace & Defense – 1.0%
Bombardier, Inc.,
7.50%, 12/1/24 (1)	18,257	19,181

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.0% continued
Aerospace & Defense – 1.0%continued
TransDigm UK Holdings PLC,
6.88%, 5/15/26	$18,625	$19,836
		39,017
Airlines – 0.7%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	25,450	26,263
Auto Parts Manufacturing – 0.9%
Dana Financing Luxembourg S.a.r.l.,
5.75%, 4/15/25 (1)	21,325	22,285
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (4)	11,400	12,084
		34,369
Banks – 0.4%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25(2) (3)	16,671	18,020
Cable & Satellite – 3.8%
Altice Financing S.A.,
7.50%, 5/15/26 (1)	20,345	21,871
Altice Luxembourg S.A.,
10.50%, 5/15/27 (1)	11,675	13,310
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (1)	37,875	34,498
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	19,350	20,511
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28 (1)	21,900	23,575
UPC Holding B.V.,
5.50%, 1/15/28 (1)	20,575	20,858
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	12,775	13,477
		148,100
Casinos & Gaming – 0.6%
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,325	9,709
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	12,982	13,534
		23,243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.0% continued
Chemicals – 0.2%
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26(1)	$8,875	$9,407
Commercial Finance – 0.3%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	10,375	11,107
Consumer Finance – 0.5%
Fairstone Financial, Inc.,
7.88%, 7/15/24(1)	18,072	19,427
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, 6/30/27(1) (4)	12,375	12,795
Diversified Banks – 3.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	18,275	20,445
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	18,450	21,287
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	22,668	25,837
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1) (2) (3)	19,975	21,860
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (2) (3)	14,183	15,105
Societe Generale S.A.,
(Variable, USD Swap 5Y + 6.24%), 7.38%, 9/13/21 (1) (2) (3)	14,150	14,999
Standard Chartered PLC,
(Variable, USD Swap 5Y + 6.30%), 7.50%, 4/2/22 (1) (2) (3)	8,087	8,703
		128,236
Financial Services – 0.5%
VistaJet Malta Finance PLC/XO Management Holding, Inc.,
10.50%, 6/1/24(1)	19,025	18,074

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.0% continued
Food & Beverage – 1.1%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
6.50%, 4/15/29 (1)	$17,300	$19,225
5.50%, 1/15/30 (1)	5,000	5,370
Sigma Holdco B.V.,
7.88%, 5/15/26	17,470	17,471
		42,066
Metals & Mining – 1.2%
First Quantum Minerals Ltd.,
7.25%, 4/1/23 (1)	11,175	11,569
6.50%, 3/1/24 (1)	12,250	12,281
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1)	14,891	11,168
Vedanta Resources Ltd.,
6.38%, 7/30/22 (1)	11,510	11,286
		46,304
Oil & Gas Services & Equipment – 1.0%
Noble Holding International Ltd.,
7.88%, 2/1/26 (1)	7,350	5,329
6.05%, 3/1/41	11,525	4,149
Transocean, Inc.,
9.00%, 7/15/23 (1)	16,225	17,137
Valaris PLC,
5.75%, 10/1/44	29,486	13,269
		39,884
Pharmaceuticals – 2.4%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	20,945	21,641
5.00%, 1/30/28 (1)	4,050	4,157
5.25%, 1/30/30 (1)	27,125	28,129
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23 (1)	25,621	18,511
Teva Pharmaceutical Finance Netherlands III B.V.,
7.13%, 1/31/25 (1)	8,625	8,859
6.75%, 3/1/28	13,275	13,477
		94,774
Power Generation – 0.5%
Drax Finco PLC,
6.63%, 11/1/25(1)	19,635	20,862
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.0% continued
Property & Casualty Insurance – 0.4%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	$16,910	$16,783
Refining & Marketing – 1.0%
eG Global Finance PLC,
6.75%, 2/7/25 (1)	14,950	15,174
Parkland Fuel Corp.,
6.00%, 4/1/26 (1)	22,281	23,536
		38,710
Technology – 0.4%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	15,825	15,944
Trucking & Leasing – 0.4%
Fly Leasing Ltd.,
5.25%, 10/15/24	15,615	16,279
Wireless Telecommunications Services – 2.9%
Altice France S.A.,
7.38%, 5/1/26 (1)	27,862	29,914
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	24,325	26,011
Connect Finco S.a.r.l./Connect US Finco LLC,
6.75%, 10/1/26 (1)	16,625	17,706
Digicel Group One Ltd.,
8.25%, 12/30/22 (1)	11,085	6,180
Millicom International Cellular S.A.,
5.13%, 1/15/28 (1)	19,853	20,816
Telesat Canada/Telesat LLC,
6.50%, 10/15/27 (1)	15,125	15,768
		116,395
Wireline Telecommunications Services – 0.2%
Telecom Italia Capital S.A.,
6.38%, 11/15/33	6,551	7,272
Total Foreign Issuer Bonds
(Cost $928,825)		943,331

TERM LOANS – 2.1%(7)
Consumer Services – 0.6%
TruGreen L.P., Initial Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.55%, 3/19/26	21,995	22,187

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.1% (7)continued
Department Stores – 0.5%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 6.16%, 6/23/23	$24,884	$21,875
Pharmaceuticals – 0.4%
Alvogen Pharma U.S., Inc., 2018 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 6.55%, 4/1/22	19,033	16,142
Retail - Consumer Discretionary – 0.6%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 6.80%, 9/25/24	23,362	23,275
Total Term Loans
(Cost $88,937)		83,479

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.4%
Banks – 0.4%
GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 7.94%(7)	652,459	$16,984
Total Preferred Stocks
(Cost $15,569)		16,984

INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(8) (9)	63,192,086	63,192
Total Investment Companies
(Cost $63,192)		63,192

Total Investments – 97.7%
(Cost $3,792,983)		3,846,123
Other Assets less Liabilities – 2.3%		88,657
NET ASSETS – 100.0%		$3,934,780

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Restricted security that has been deemed illiquid. At December 31, 2019, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(6)	Issuer has defaulted on terms of debt obligation.
(7)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

USD - United States Dollar
Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.2%
BB	31.4
B	46.7
CCC	18.0
Not Rated	0.1
Cash Equivalents	1.6
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,739,137	$—	$2,739,137
Foreign Issuer Bonds(1)	—	943,331	—	943,331
Term Loans(1)	—	83,479	—	83,479
Preferred Stocks(1)	—	16,984	—	16,984
Investment Companies	63,192	—	—	63,192
Total Investments	$63,192	$3,782,931	$—	$3,846,123

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$113,852	$968,161	$1,018,821	$978	$63,192	63,192,086
NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 14.5%
Commercial Mortgage-Backed Securities – 6.9%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	$3,880	$4,121
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	2,355	2,443
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,285	3,492
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2
2.43%, 8/15/49	3,984	3,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	612
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,240
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	5,095	5,196
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	5,043
		27,130
Credit Card – 5.0%
American Express Credit Account Master Trust, Series 2018-8, Class A
3.18%, 4/15/24	5,200	5,317
American Express Credit Account Master Trust, Series 2019-1, Class A
2.87%, 10/15/24	1,845	1,885
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	880	877
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,025
Discover Card Execution Note Trust, Series 2018-A5, Class A5
3.32%, 3/15/24	1,415	1,450
Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,788
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.5% continued
Credit Card – 5.0%continued
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%), 2.09%, 10/15/23(1)	$1,000	$999
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,274
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	1,000	1,001
		19,616
Other – 2.6%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	2,550	2,580
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	2,900	2,951
CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	2,540	2,564
John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	2,175	2,206
		10,301
Total Asset-Backed Securities
(Cost $56,088)		57,047

CORPORATE BONDS – 27.6%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
2.80%, 3/1/23	1,180	1,204
General Dynamics Corp.,
3.38%, 5/15/23	655	684
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%), 2.69%, 6/15/21 (1)	1,830	1,826
		3,714
Airlines – 0.4%
Delta Air Lines, Inc.,
3.40%, 4/19/21	1,530	1,551
Automobiles Manufacturing – 0.6%
Hyundai Capital America,
2.85%, 11/1/22 (2)	530	536

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Automobiles Manufacturing – 0.6%continued
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20 (2)	$1,598	$1,595
		2,131
Banks – 1.9%
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%), 3.09%, 1/30/23 (1)	1,000	1,011
CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	449
Discover Bank,
3.20%, 8/9/21	805	819
Fifth Third Bancorp,
2.38%, 1/28/25	265	266
PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.31%), 2.20%, 6/10/21 (1)	750	750
(Floating, ICE LIBOR USD 3M + 0.43%), 2.32%, 12/9/22 (1)	1,000	1,001
Synchrony Bank,
3.65%, 5/24/21	580	592
Truist Financial Corp.,
3.05%, 6/20/22	1,040	1,066
Wells Fargo & Co.,
2.50%, 3/4/21	1,320	1,330
		7,284
Cable & Satellite – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.58%, 7/23/20	620	624
Comcast Corp.,
3.00%, 2/1/24	300	311
		935
Chemicals – 1.1%
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 2.94%, 11/15/22 (1) (2)	350	351
DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	952
Eastman Chemical Co.,
3.50%, 12/1/21	1,110	1,139
Mosaic (The) Co.,
3.75%, 11/15/21	1,124	1,156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Chemicals – 1.1%continued
Sherwin-Williams (The) Co.,
2.75%, 6/1/22	$582	$592
		4,190
Commercial Finance – 0.5%
Air Lease Corp.,
3.50%, 1/15/22	986	1,013
2.25%, 1/15/23	1,000	1,001
		2,014
Consumer Finance – 1.9%
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,047
American Express Co.,
2.50%, 7/30/24	1,000	1,012
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%), 2.84%, 3/9/22 (1)	1,120	1,132
Fiserv, Inc.,
2.75%, 7/1/24	980	997
Global Payments, Inc.,
2.65%, 2/15/25	1,300	1,306
PayPal Holdings, Inc.,
2.40%, 10/1/24	1,660	1,676
Synchrony Financial,
2.85%, 7/25/22	230	233
		7,403
Consumer Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	323	339
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(2)	1,180	1,263
Diversified Banks – 1.2%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.96%), 2.89%, 7/23/24 (1)	995	1,005
(Floating, ICE LIBOR USD 3M + 0.76%), 2.65%, 9/15/26 (1)	895	876
Citigroup, Inc.,
2.70%, 3/30/21	725	732
(Floating, ICE LIBOR USD 3M + 0.69%), 2.63%, 10/27/22 (1)	1,010	1,018

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Diversified Banks – 1.2%continued
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	$1,035	$1,060
		4,691
Electrical Equipment Manufacturing – 0.4%
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	926
Roper Technologies, Inc.,
3.00%, 12/15/20	140	141
2.35%, 9/15/24	470	473
		1,540
Entertainment Resources – 0.3%
Cedar Fair L.P.,
5.25%, 7/15/29(2)	1,200	1,293
Exploration & Production – 0.2%
Apache Corp.,
3.25%, 4/15/22	52	53
Occidental Petroleum Corp.,
2.60%, 8/13/21	600	604
		657
Financial Services – 2.2%
Ameriprise Financial, Inc.,
3.00%, 3/22/22	710	726
Ares Capital Corp.,
4.20%, 6/10/24	950	995
Charles Schwab (The) Corp.,
2.65%, 1/25/23	230	234
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 1.05%), 2.91%, 6/5/23 (3)	800	813
(Floating, ICE LIBOR USD 3M + 1.05%), 2.94%, 6/5/23 (1)	1,255	1,268
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24 (2)	950	976
6.38%, 12/15/25	305	320
5.25%, 5/15/27 (2)	1,365	1,396
Morgan Stanley,
5.75%, 1/25/21	100	104
5.50%, 7/28/21	1,005	1,059
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	233
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Financial Services – 2.2%continued
State Street Corp.,
(Variable, U.S. SOFR + 0.94%), 2.35%, 11/1/25 (3)	$685	$688
		8,812
Food & Beverage – 0.3%
Smithfield Foods, Inc.,
2.65%, 10/3/21(2)	1,185	1,178
Hardware – 0.6%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23 (2)	460	499
Hewlett Packard Enterprise Co.,
3.50%, 10/5/21	670	687
4.40%, 10/15/22	685	724
2.25%, 4/1/23	490	489
		2,399
Health Care Facilities & Services – 0.3%
CVS Health Corp.,
2.63%, 8/15/24	610	615
McKesson Corp.,
3.65%, 11/30/20	690	700
		1,315
Home Improvement – 0.2%
Masco Corp.,
3.50%, 4/1/21	595	604
Homebuilders – 0.4%
D.R. Horton, Inc.,
2.55%, 12/1/20	1,535	1,542
Industrial Other – 0.4%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	600	629
United Rentals North America, Inc.,
6.50%, 12/15/26	680	747
		1,376
Life Insurance – 1.8%
MassMutual Global Funding II,
2.25%, 7/1/22 (2)	1,880	1,895
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%), 2.23%, 1/21/22 (1) (2)	2,100	2,104
Principal Life Global Funding II,
2.15%, 1/10/20 (2)	1,290	1,290
2.25%, 11/21/24 (2)	930	928

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Life Insurance – 1.8%continued
Protective Life Global Funding,
2.16%, 9/25/20 (2)	$1,000	$1,001
		7,218
Machinery Manufacturing – 0.2%
Parker-Hannifin Corp.,
2.70%, 6/14/24	900	919
Managed Care – 0.4%
Anthem, Inc.,
2.38%, 1/15/25	1,180	1,179
UnitedHealth Group, Inc.,
2.38%, 8/15/24	470	476
		1,655
Medical Equipment & Devices Manufacturing – 0.4%
Alcon Finance Corp.,
2.75%, 9/23/26 (2)	400	408
Becton Dickinson and Co.,
2.40%, 6/5/20	1,155	1,156
		1,564
Oil & Gas Services & Equipment – 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	439
Pharmaceuticals – 0.3%
Horizon Therapeutics USA, Inc.,
5.50%, 8/1/27(2)	1,000	1,080
Pipeline – 0.3%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	690	732
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (4)	525	490
		1,222
Power Generation – 0.7%
Calpine Corp.,
4.50%, 2/15/28 (2)	900	908
Clearway Energy Operating LLC,
4.75%, 3/15/28 (2)	1,160	1,176
NRG Energy, Inc.,
3.75%, 6/15/24 (2)	300	310
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Power Generation – 0.7%continued
Terraform Global Operating LLC,
6.13%, 3/1/26 (2)	$395	$411
		2,805
Property & Casualty Insurance – 0.1%
Aon Corp.,
2.20%, 11/15/22	550	553
Publishing & Broadcasting – 0.3%
Entercom Media Corp.,
7.25%, 11/1/24 (2)	695	731
Lee Enterprises, Inc.,
9.50%, 3/15/22 (2)	360	335
		1,066
Real Estate – 2.9%
American Tower Corp.,
3.30%, 2/15/21	500	507
3.45%, 9/15/21	475	486
Crown Castle International Corp.,
2.25%, 9/1/21	930	932
Equinix, Inc.,
2.63%, 11/18/24	975	977
ESH Hospitality, Inc.,
4.63%, 10/1/27 (2)	1,130	1,144
Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,193
Iron Mountain, Inc.,
4.88%, 9/15/27 (2)	795	821
iStar, Inc.,
4.75%, 10/1/24	1,100	1,140
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	1,100	1,133
Office Properties Income Trust,
3.60%, 2/1/20	515	515
Simon Property Group L.P.,
2.00%, 9/13/24	1,870	1,861
Welltower, Inc.,
3.63%, 3/15/24	650	683
		11,392
Refining & Marketing – 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	500	518

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Retail - Consumer Discretionary – 0.3%
eBay, Inc.,
2.88%, 8/1/21	$1,000	$1,012
Semiconductors – 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.20%, 1/15/21	2,100	2,102
Software & Services – 0.6%
Activision Blizzard, Inc.,
2.30%, 9/15/21	783	787
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24 (2)	1,035	1,098
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23 (2)	590	606
		2,491
Supermarkets & Pharmacies – 0.2%
Walgreen Co.,
3.10%, 9/15/22	900	919
Tobacco – 0.4%
Altria Group, Inc.,
3.49%, 2/14/22	825	849
Philip Morris International, Inc.,
2.50%, 11/2/22	685	695
		1,544
Transportation & Logistics – 0.6%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.65%, 7/29/21 (2)	1,250	1,279
United Parcel Service, Inc.,
2.20%, 9/1/24	1,010	1,016
2.80%, 11/15/24	70	72
		2,367
Travel & Lodging – 0.2%
Marriott International, Inc.,
2.88%, 3/1/21	420	424
2.30%, 1/15/22	455	457
		881
Utilities – 1.4%
Ameren Corp.,
2.50%, 9/15/24	420	422
American Electric Power Co., Inc.,
3.65%, 12/1/21	665	686
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 27.6% continued
Utilities – 1.4%continued
CenterPoint Energy, Inc.,
3.60%, 11/1/21	$995	$1,021
2.50%, 9/1/24	1,860	1,863
Dominion Energy, Inc.,
2.72%, 8/15/21	915	922
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	500	503
		5,417
Waste & Environment Services & Equipment – 0.3%
Republic Services, Inc.,
2.50%, 8/15/24	570	577
Stericycle, Inc.,
5.38%, 7/15/24 (2)	630	661
		1,238
Wireless Telecommunications Services – 0.7%
AT&T, Inc.,
2.45%, 6/30/20	730	733
3.20%, 3/1/22	440	450
Iridium Communications, Inc.,
10.25%, 4/15/23 (2)	1,005	1,075
Verizon Communications, Inc.,
3.50%, 11/1/24	385	408
		2,666
Wireline Telecommunications Services – 0.3%
Level 3 Financing, Inc.,
4.63%, 9/15/27(2)	1,100	1,126
Total Corporate Bonds
(Cost $106,841)		108,425

FOREIGN ISSUER BONDS – 10.4%
Automobiles Manufacturing – 0.1%
Toyota Motor Corp.,
2.36%, 7/2/24	470	477
Banks – 2.6%
Australia & New Zealand Banking Group Ltd.,
(Floating, ICE LIBOR USD 3M + 0.46%), 2.36%, 5/17/21 (1) (2)	1,960	1,967
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (2)	600	601

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Banks – 2.6%continued
Canadian Imperial Bank of Commerce,
(Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (3)	$1,000	$1,011
DNB Bank ASA,
2.15%, 12/2/22 (2)	1,200	1,206
Macquarie Bank Ltd.,
2.10%, 10/17/22 (2)	900	903
Skandinaviska Enskilda Banken AB,
2.80%, 3/11/22	500	508
3.05%, 3/25/22 (2)	1,050	1,071
2.20%, 12/12/22 (2)	200	200
Toronto-Dominion Bank (The),
(Variable, ICE LIBOR USD 3M + 0.30%), 2.70%, 7/30/21 (3)	750	750
2.65%, 6/12/24	950	973
Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,173
		10,363
Cable & Satellite – 0.4%
Altice Financing S.A.,
6.63%, 2/15/23 (2)	650	662
Ziggo B.V.,
5.50%, 1/15/27 (2)	755	802
		1,464
Commercial Finance – 0.3%
Fly Leasing Ltd.,
5.25%, 10/15/24	1,200	1,251
Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 8/15/27(2)	1,000	1,053
Diversified Banks – 2.5%
Bank of Montreal,
2.90%, 3/26/22	1,000	1,020
2.50%, 6/28/24	890	901
Bank of Nova Scotia (The),
2.70%, 8/3/26	700	713
BNP Paribas S.A.,
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (2) (3)	1,610	1,629
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 2.96%, 4/24/23 (1) (2)	1,045	1,056
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Diversified Banks – 2.5%continued
2.38%, 1/22/25 (2)	$1,000	$999
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,020
Royal Bank of Canada,
2.55%, 7/16/24	500	508
Societe Generale S.A.,
2.63%, 10/16/24 (2)	945	945
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	1,200	1,203
		9,994
Electrical Equipment Manufacturing – 0.5%
Tyco Electronics Group S.A.,
(Floating, ICE LIBOR USD 3M + 0.45%), 2.34%, 6/5/20(1)	1,775	1,777
Exploration & Production – 0.4%
Sinopec Group Overseas Development 2018 Ltd.,
2.50%, 11/12/24(2)	1,495	1,498
Food & Beverage – 0.9%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.50%, 1/15/30 (2)	725	779
MARB BondCo PLC,
6.88%, 1/19/25 (2)	440	467
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22 (2)	920	920
Pernod Ricard S.A.,
5.75%, 4/7/21 (2)	1,262	1,321
		3,487
Government Agencies – 0.1%
Kommunalbanken AS,
2.00%, 6/19/24(2)	300	302
Government Development Banks – 0.2%
Japan Bank for International Cooperation,
1.63%, 10/17/22	800	794
Government Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(2)	1,020	1,003

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Medical Equipment & Devices Manufacturing – 0.2%
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	$840	$841
Oil & Gas Services & Equipment – 0.1%
Valaris PLC,
7.75%, 2/1/26	695	393
Pharmaceuticals – 1.1%
Bausch Health Cos., Inc.,
6.13%, 4/15/25 (2)	1,035	1,069
Mylan N.V.,
3.15%, 6/15/21	1,510	1,530
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,495	1,504
		4,103
Pipeline – 0.1%
Enbridge, Inc.,
2.50%, 1/15/25	510	513
Supranationals – 0.1%
European Investment Bank,
1.38%, 9/6/22	460	456
Travel & Lodging – 0.2%
Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	857	928
Total Foreign Issuer Bonds
(Cost $40,565)		40,697

U.S. GOVERNMENT AGENCIES – 12.6%(5)
Fannie Mae – 7.4%
1.75%, 7/2/24	1,990	1,992
1.63%, 10/15/24	3,250	3,235
Pool #555649,
7.50%, 10/1/32	14	16
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.90%), 4.36%, 9/1/36(1)	65	69
Pool #AB6336,
10/1/27(6)	1,145	1,159
Pool #AD0915,
5.50%, 12/1/38	36	40
Pool #AE7999,
3.50%, 11/1/25	1,347	1,396
Pool #AI3471,
5.00%, 6/1/41	124	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.6% (5)continued
Fannie Mae – 7.4%continued
Pool #AL1746,
3.50%, 3/1/27	$927	$960
Pool #AL2049,
3.50%, 11/1/26	440	459
Pool #AL8706,
3/1/29(6)	964	977
Pool #BC0266,
2/1/31(6)	1,058	1,105
Pool #BM1239,
3.50%, 2/1/32	1,413	1,470
Pool #BM4386,
8/1/30(6)	1,708	1,732
Pool #BM5017,
3/1/30(6)	1,292	1,331
Pool #BM5525,
4.00%, 3/1/31	559	584
Pool #BM5708,
3.00%, 12/1/29	227	233
Pool #FM1454,
9/1/28(6)	1,466	1,483
Pool #FM1472,
3.50%, 3/1/34	1,975	2,047
Pool #FM1551,
3.00%, 6/1/27	225	230
Pool #FM1773,
12/1/31(6)	1,302	1,341
Pool #FM1842,
6/1/34(6)	1,417	1,470
Pool #FM1849,
12/1/33(6)	1,480	1,540
Pool #FM1852,
7/1/33(6)	1,399	1,439
Pool #FM1897,
9/1/32(6)	1,144	1,178
Pool #FM2062,
2.50%, 7/1/33	1,467	1,485
		29,107
Freddie Mac – 3.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%), 4.17%, 10/1/37(1)	126	134
Pool #SB0084,
3.00%, 2/1/32	3,973	4,086

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 12.6% (5)continued
Freddie Mac – 3.0%continued
Pool #SB0215,
2/1/32(6)	$1,409	$1,448
Pool #SB0216,
3.00%, 12/1/32	2,353	2,423
Pool #ZA2807,
2.50%, 2/1/28	215	217
Pool #ZK2807,
3.50%, 12/1/25	1,459	1,512
Pool #ZK2834,
3.50%, 12/1/25	460	476
Pool #ZK4449,
2.50%, 9/1/27	207	210
Pool #ZS7325,
7/1/29(6)	1,350	1,367
		11,873
Freddie Mac Gold – 1.7%
Pool #A92650,
5.50%, 6/1/40	134	149
Pool #E04232,
2/1/28(6)	1,040	1,055
Pool #E04360,
4/1/28(6)	796	808
Pool #E09021,
2/1/28(6)	1,496	1,517
Pool #E09025,
3/1/28(6)	1,316	1,334
Pool #G16618,
1/1/30(6)	1,627	1,650
		6,513
Uniform Mortgage Backed Securities – 0.5%
Pool TBA,
1/1/35(6)	2,149	2,169
Total U.S. Government Agencies
(Cost $49,550)		49,662

U.S. GOVERNMENT OBLIGATIONS – 29.1%
U.S. Treasury Floating Rate Notes – 3.6%
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 1.64%, 1/31/21(1)	14,000	13,994
U.S. Treasury Notes – 25.5%
2.75%, 11/30/20	21,018	21,226
2.50%, 1/31/21	6,453	6,513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 29.1% continued
U.S. Treasury Notes – 25.5%continued
2.50%, 2/28/21	$14,341	$14,481
2.38%, 3/15/21	10,756	10,849
2.38%, 4/15/21	7,170	7,239
2.25%, 4/30/21	5,019	5,062
2.63%, 5/15/21	14,341	14,538
2.13%, 5/31/21	12,050	12,137
1.63%, 6/30/21	7,507	7,509
1.38%, 10/15/22	699	695
		100,249
Total U.S. Government Obligations
(Cost $113,481)		114,243

MUNICIPAL BONDS – 0.4%
California – 0.2%
California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	927
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	638
Total Municipal Bonds
(Cost $1,567)		1,565

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
FlexShares® Disciplined Duration MBS Index Fund(7)	202,000	$4,740
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(7) (8)	11,128,718	11,129
Total Investment Companies
(Cost $15,789)		15,869

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.6%
U.S. Treasury Bill, 1.33%, 1/7/20(9)	$30,000	$29,994
	Total Short-Term Investments
	(Cost $29,993)	29,994

	Total Investments – 106.2%
	(Cost $413,874)	417,502
	Liabilities less Other Assets – (6.2%)	(24,407)
	NET ASSETS – 100.0%	$393,095

(1)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(7)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(8)	7-day current yield as of December 31, 2019 is disclosed.
(9)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

TBA - To be announced

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	34.5%
U.S. Agency	11.9
AAA	14.3
AA	2.5
A	10.3
BBB	16.1
BB	3.9
B	1.9
CCC	0.8
Not Rated	1.1
Cash Equivalents	2.7
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$57,047	$—	$57,047
Corporate Bonds(1)	—	108,425	—	108,425
Foreign Issuer Bonds(1)	—	40,697	—	40,697
U.S. Government Agencies(1)	—	49,662	—	49,662
U.S. Government Obligations(1)	—	114,243	—	114,243
Municipal Bonds(1)	—	1,565	—	1,565
Investment Companies	15,869	—	—	15,869
Short-Term Investments	—	—	—	29,994
Total Investments	$15,869	$371,639	$—	$417,502

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$13,103	$—	$8,387	$(22)	$46	$187	$4,740	202,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,580	198,222	188,673	—	—	84	11,129	11,128,718
	$14,683	$198,222	$197,060	$(22)	$46	$271	$15,869	11,330,718
NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 22.0%(1)
Fannie Mae – 13.6%
Pool #555649,
7.50%, 10/1/32	$28	$31
Pool #AB6336,
2.50%, 10/1/27	852	862
Pool #AL8706,
2.50%, 3/1/29	718	727
Pool #BH5752,
3.50%, 11/1/47	964	1,001
Pool #BH9277,
3.50%, 2/1/48	525	546
Pool #BM1239,
3.50%, 2/1/32	264	275
Pool #BM5017,
3.00%, 3/1/30	294	303
Pool #FM1454,
2.50%, 9/1/28	334	338
Pool #FM1472,
3.50%, 3/1/34	539	558
Pool #FM1842,
3.50%, 6/1/34	322	334
Pool #FM1849,
3.50%, 12/1/33	925	962
Pool #FM1852,
3.00%, 7/1/33	318	328
Pool #FM1897,
3.00%, 9/1/32	853	878
Pool #FM2062,
2.50%, 7/1/33	334	338
Pool #MA3027,
4.00%, 6/1/47	175	184
		7,665
Freddie Mac – 2.8%
Pool #SB0084,
3.00%, 2/1/32	567	584
Pool #SB0215,
3.00%, 2/1/32	321	330
Pool #SB0216,
3.00%, 12/1/32	343	353
Pool #ZS7325,
2.50%, 7/1/29	308	311
		1,578
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 22.0% (1)continued
Freddie Mac Gold – 2.4%
Pool #E09021,
2.50%, 2/1/28	$341	$345
Pool #E09025,
2.50%, 3/1/28	979	993
		1,338
Government National Mortgage Association I – 0.3%
Pool #676682,
4.50%, 6/15/25	69	71
Pool #782618,
4.50%, 4/15/24	32	33
Pool #783245,
5.00%, 9/15/24	32	33
Pool #783489,
5.00%, 6/15/25	16	16
		153
Uniform Mortgage Backed Securities – 2.9%
Pool TBA,
1/1/35(2)	1,599	1,614
Total U.S. Government Agencies
(Cost $12,288)		12,348

U.S. GOVERNMENT OBLIGATIONS – 72.3%
U.S. Treasury Notes – 72.3%
1.50%, 11/30/21	13,349	13,331
1.63%, 12/31/21	1,475	1,477
1.38%, 10/15/22	21,678	21,546
1.75%, 12/31/24	4,263	4,276
		40,630
Total U.S. Government Obligations
(Cost $40,723)		40,630

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 15.0%
FlexShares® Disciplined Duration MBS Index Fund(3)	97,100	$2,279
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	6,169,262	6,169
Total Investment Companies
(Cost $8,454)		8,448

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.9%
U.S. Treasury Bill, 1.61%, 1/16/20(5) (6)	$1,600	$1,599
	Total Short-Term Investments
	(Cost $1,599)	1,599

	Total Investments – 112.2%
	(Cost $63,064)	63,025
	Liabilities less Other Assets – (12.2%)	(6,837)
	NET ASSETS – 100.0%	$56,188

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(3)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(4)	7-day current yield as of December 31, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

MBS - Mortgage Backed Securities

TBA - To be announced
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	10	$2,155	Long	3/20	$(2)
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	67.2%
U.S. Agency	19.4
Not Rated	3.6
Cash Equivalents	9.8
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$12,348	$—	$12,348
U.S. Government Obligations(1)	—	40,630	—	40,630
Investment Companies	8,448	—	—	8,448
Short-Term Investments	—	1,599	—	1,599
Total Investments	$8,448	$54,577	$—	$63,025
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$—	$2,285	$—	$(6)	$5	$2,279	97,100
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,859	191,079	190,769	—	85	6,169	6,169,262
	$5,859	$193,364	$190,769	$(6)	$90	$8,448	6,266,362
FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 0.6%
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.24%, 10/29/20	$25,000	$24,537
Total Commercial Paper
(Cost $24,528)		24,537

CORPORATE BONDS – 8.1%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
2.30%, 8/1/21	6,000	6,034
United Technologies Corp.,
3.35%, 8/16/21	2,200	2,253
		8,287
Automobiles Manufacturing – 1.2%
American Honda Finance Corp.,
1.95%, 5/20/22	8,000	8,029
General Motors Financial Co., Inc.,
4.20%, 3/1/21	10,000	10,216
4.20%, 11/6/21	4,650	4,821
Harley-Davidson Financial Services, Inc.,
3.55%, 5/21/21 (1)	10,000	10,185
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21 (1)	17,500	18,100
		51,351
Banks – 2.5%
Capital One N.A.,
2.15%, 9/6/22	12,500	12,521
Citibank N.A.,
3.40%, 7/23/21	17,000	17,365
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 2.62%, 7/26/23 (2)	12,708	12,766
Truist Bank,
(Floating, ICE LIBOR USD 3M + 0.59%), 2.49%, 8/2/22 (2)	16,200	16,251
US Bank N.A.,
2.65%, 5/23/22	30,000	30,562
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 7/23/21 (3)	14,200	14,311
		103,776
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 8.1% continued
Consumer Finance – 0.7%
American Express Co.,
3.70%, 11/5/21	$11,413	$11,762
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 2.66%, 1/30/23 (2)	10,000	10,010
PayPal Holdings, Inc.,
2.20%, 9/26/22	7,000	7,040
		28,812
Diversified Banks – 0.8%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.38%), 2.31%, 1/23/22 (2)	12,000	12,014
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (3)	19,400	19,460
		31,474
Entertainment Content – 0.1%
Fox Corp.,
3.67%, 1/25/22(1)	2,900	2,995
Exploration & Production – 0.2%
Occidental Petroleum Corp.,
2.60%, 8/13/21	9,690	9,762
Financial Services – 0.2%
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%), 3.37%, 4/21/21(2)	7,000	7,105
Hardware – 0.3%
Hewlett Packard Enterprise Co.,
(Floating, ICE LIBOR USD 3M + 0.68%), 2.57%, 3/12/21(2)	12,790	12,838
Pharmaceuticals – 0.4%
AbbVie, Inc.,
(Floating, ICE LIBOR USD 3M + 0.46%), 2.35%, 11/19/21 (1) (2)	6,600	6,613
2.30%, 11/21/22 (1)	5,000	5,025
Bristol-Myers Squibb Co.,
2.60%, 5/16/22 (1)	5,000	5,083
		16,721
Tobacco – 0.1%
Altria Group, Inc.,
3.49%, 2/14/22	6,000	6,175

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 8.1% continued
Travel & Lodging – 0.3%
Marriott International, Inc.,
2.88%, 3/1/21	$4,250	$4,289
(Floating, ICE LIBOR USD 3M + 0.65%), 2.54%, 3/8/21 (2)	8,000	8,029
		12,318
Utilities – 0.6%
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	16,200	16,317
2.90%, 4/1/22	9,500	9,696
		26,013
Wireless Telecommunications Services – 0.5%
AT&T, Inc.,
3.20%, 3/1/22	7,000	7,166
(Floating, ICE LIBOR USD 3M + 1.18%), 3.07%, 6/12/24 (2)	12,500	12,717
		19,883
Total Corporate Bonds
(Cost $333,203)		337,510

FOREIGN ISSUER BONDS – 2.0%
Banks – 0.7%
ABN AMRO Bank N.V.,
3.40%, 8/27/21 (1)	5,600	5,723
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 3.11%, 3/29/22 (2)	10,030	10,167
(Floating, ICE LIBOR USD 3M + 1.00%), 2.91%, 10/2/23 (2)	5,900	5,953
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%), 2.85%, 8/30/23 (1) (2)	5,800	5,793
		27,636
Diversified Banks – 0.5%
Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,191
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 3.57%, 3/9/21 (2)	7,000	7,115
		21,306
Financial Services – 0.4%
UBS Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%), 3.37%, 9/24/20(1) (2)	17,000	17,156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 2.0% continued
Food & Beverage – 0.4%
Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	$16,470	$16,473
Total Foreign Issuer Bonds
(Cost $81,794)		82,571

U.S. GOVERNMENT OBLIGATIONS – 3.4%
U.S. Treasury Notes – 3.4%
1.50%, 9/30/21	40,000	39,939
1.63%, 12/31/21	25,000	25,031
2.13%, 5/15/22	50,000	50,617
1.63%, 12/15/22	25,000	25,025
		140,612
Total U.S. Government Obligations
(Cost $139,803)		140,612

MUNICIPAL BONDS – 64.2%
Alabama – 2.6%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	24,500
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 1.94%, 12/1/23(2) (4)	60,000	60,000
Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.97%, 4/1/24(2) (4)	19,000	18,914
University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	6,301
		109,715
Alaska – 0.6%
Alaska State Industrial Development & Export Authority Revenue LANS, YKHC Project,
3.50%, 12/1/20	25,000	25,030

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Arizona – 0.4%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/20	$3,000	$3,058
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	525
Maricopa County IDA Variable Revenue Refunding Bonds, Banner Health Obligated Group,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 1.89%, 10/18/24(2) (4)	8,500	8,518
Pinal County Revenue Obligations Revenue Bonds,
5.00%, 8/1/21	2,000	2,121
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
2.80%, 6/1/21(2) (4) (5)	1,500	1,527
		15,749
California – 5.1%
Bay Area Toll Authority Toll Bridge Index Rate Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 3M + 0.55%), 1.89%, 4/1/21(2) (4)	18,000	18,025
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.54%, 12/1/20(2) (4)	30,000	30,018
California State G.O. Unlimited Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 1.70%, 12/1/22(2) (4)	20,000	20,052
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/22	18,000	19,610
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 1.75%, 12/1/23(2) (4)	30,000	30,102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
California – 5.1%continued
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, ICE LIBOR USD 1M + 0.38%), 1.64%, 8/1/21(2) (4)	$4,000	$3,996
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%), 1.45%, 4/1/21(2) (4)	30,000	29,998
Los Angeles Community College District G.O. Unlimited Bonds, Series B-1, Election of 2016,
5.00%, 8/1/21	35,000	37,226
Riverside Water Variable Revenue Refunding Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 1.95%, 1/15/20(2) (4)	2,600	2,600
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
2.25%, 5/1/21(2) (4) (5)	20,000	20,164
		211,791
Colorado – 1.3%
Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A,
(Floating, ICE LIBOR USD 1M + 0.50%), 1.69%, 2/1/23(2)	5,465	5,488
Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	22,003
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%), 2.24%, 9/1/21(2) (4)	6,000	6,050
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2015-XF0054-For C,
1.67%, 1/1/40(1) (2) (6)	20,000	20,000
		53,541

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Connecticut – 2.4%
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/21	$11,200	$11,676
5.00%, 1/15/22(7)	10,000	10,765
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
1.80%, 2/9/21(2) (4) (5)	12,500	12,590
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(2) (4) (5)	10,000	10,162
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
1.80%, 2/9/21(2) (4) (5)	12,000	12,086
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A,
2.05%, 7/12/21(2) (4) (5)	10,000	10,139
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (4) (5)	21,000	21,117
Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 11/15/21	2,525	2,532
1.40%, 5/15/22	1,685	1,690
Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2,
3.25%, 6/1/20	1,050	1,059
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/20	5,500	5,507
		99,323
Delaware – 0.6%
Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/21	10,000	10,424
5.00%, 2/1/22	10,000	10,812
University of Delaware Revenue Bonds,
5.00%, 11/1/20	1,450	1,496
5.00%, 11/1/21	1,600	1,712
		24,444
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
District of Columbia – 0.9%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(2) (4) (5)	$1,500	$1,503
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/21	21,000	22,418
5.00%, 10/1/22	13,195	14,593
		38,514
Florida – 4.6%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,989
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/20	19,250	19,551
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/21	70,000	73,903
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,619
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/21	4,505	4,756
5.00%, 6/1/22	4,385	4,796
Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/20	525	534
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.),
5.00%, 6/1/20	5,130	5,214
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	15,302

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Florida – 4.6%continued
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	$13,000	$13,757
Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	1,035	1,037
Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,287
Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,095
Hillsborough County School Board Refunding COPS, Master Lease Program,
5.00%, 7/1/20	2,000	2,038
Orlando & Orange County Expressway Authority Revenue Bonds, Series C, Prerefunded,
5.00%, 7/1/20(8)	25,000	25,483
Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,867
Volusia County School Board COPS,
5.00%, 8/1/21	3,750	3,978
5.00%, 8/1/22	2,905	3,185
		191,391
Georgia – 2.6%
Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place,
1.95%, 5/1/21(2) (4) (5)	7,500	7,550
Brookhaven Development Authority Revenue Bonds, Children's Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,095
Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,193
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	2,000	2,019
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Georgia – 2.6%continued
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	$2,500	$2,549
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	12,300	12,540
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	3,580	3,800
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.75%), 1.94%, 9/1/23(2) (4)	65,000	65,148
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/20	7,300	7,489
5.00%, 9/1/22	3,000	3,309
		107,692
Hawaii – 0.2%
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.62%, 9/1/20(2) (4)	8,110	8,110
Idaho – 0.9%
Idaho State G.O. Unlimited TANS,
3.00%, 6/30/20	37,000	37,353
Illinois – 0.4%
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien,
5.00%, 1/1/21	5,000	5,182
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 2.07%, 7/1/23(2) (4)	1,535	1,539
Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge,
1.90%, 10/1/21(2) (4) (5)	4,500	4,541

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Illinois – 0.4%continued
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
5.00%, 1/1/20	$2,500	$2,500
5.00%, 1/1/21	1,000	1,038
		14,800
Indiana – 0.7%
Indiana State Finance Authority Highway Revenue Bonds, Series A,
4.00%, 6/1/20	1,600	1,619
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(2) (4) (5)	5,000	5,031
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.28%), 1.60%, 7/2/21(2) (4)	5,500	5,502
Indiana State Finance Authority State Revolving Funds Revenue Refunding Bonds, Green Bonds,
5.00%, 2/1/21	8,500	8,857
Indianapolis Local Public Improvement Bond Bank Revenue Notes, Series B, Fieldhouse Project,
1.45%, 6/1/21	7,000	7,000
		28,009
Iowa – 0.1%
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.62%, 5/3/21(2) (4)	5,000	4,994
Kentucky – 1.2%
Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project,
2.00%, 9/1/21(2) (4) (5)	6,000	6,054
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/20	3,500	3,547
4.00%, 7/1/21	3,725	3,869
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Kentucky – 1.2%continued
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	$1,600	$1,601
Louisville & Jefferson County Metro Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric,
1.65%, 6/1/21(2) (4) (5)	20,500	20,580
Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas & Electric Company Project,
1.85%, 4/1/21(2) (4) (5)	12,200	12,270
		47,921
Louisiana – 0.0%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
5.00%, 8/1/21	1,270	1,347
Maryland – 2.2%
Baltimore County G.O. Unlimited BANS,
4.00%, 3/19/20	30,850	31,039
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	6,081
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	39,445	40,342
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/20	10,000	10,325
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/21	4,610	4,888
		92,675
Massachusetts – 0.8%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/21	6,000	6,279
5.00%, 3/1/22	3,455	3,753

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Massachusetts – 0.8%continued
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/20	$17,400	$17,968
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Chestnut Park Project,
2.40%, 12/1/21(2) (4) (5)	3,000	3,048
Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA, FNMA, FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%), 1.60%, 6/1/21(2) (4)	2,275	2,276
		33,324
Michigan – 0.8%
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/20	9,000	9,158
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JP Morgan Chase N.A. LOC),
2.00%, 8/20/20	6,500	6,533
University of Michigan General Revenue Refunding Bonds, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 1.59%, 4/1/22(2) (4)	18,805	18,779
		34,470
Minnesota – 1.9%
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/20	6,050	6,275
5.00%, 12/15/21	6,350	6,833
Minneapolis Improvement & Various Purpose G.O. Unlimited Bonds,
4.00%, 12/1/20	4,200	4,312
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/21	14,500	15,396
5.00%, 8/1/22	28,080	30,877
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Minnesota – 1.9%continued
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
2.00%, 8/1/20	$10,000	$10,007
Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A,
5.00%, 2/1/22	4,295	4,633
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program),
5.00%, 2/1/21	1,480	1,543
		79,876
Mississippi – 0.1%
Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds,
5.00%, 1/1/20	1,855	1,855
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%), 1.52%, 9/1/20(2) (4)	3,310	3,311
		5,166
Missouri – 0.7%
Missouri State Highways & Transit Commission State Road Federal Reimbursement Revenue Refunding Bonds, Series S, GARVEE Lien,
5.00%, 5/1/22	9,000	9,813
Missouri State Highways & Transit Commission State Road Revenue Refunding Bonds, Series B, Second Lien,
5.00%, 5/1/22	16,295	17,766
		27,579
Nebraska – 0.3%
Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,472
University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	10,250
		11,722

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Nevada – 0.9%
Clark County Airport Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/21	$2,000	$2,115
Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(2) (4) (5)	10,000	10,105
Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/21	16,500	17,352
5.00%, 5/1/22	7,050	7,678
Reno Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/21	1,200	1,263
		38,513
New Jersey – 0.7%
Hudson County G.O. Unlimited BANS,
2.00%, 12/8/20	20,000	20,159
Monmouth County G.O. Unlimited Bonds, General Improvement,
5.00%, 7/15/21	3,075	3,260
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,074
Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/1/21	2,775	2,981
5.00%, 12/1/22	3,250	3,614
		31,088
New Mexico – 0.8%
New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/21	19,000	19,859
5.00%, 3/1/22	11,000	11,916
		31,775
New York – 5.1%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	32,423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
New York – 5.1%continued
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.77%, 11/15/22(2) (4)	$20,275	$20,257
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(2) (4) (5)	1,000	1,101
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
(Floating, ICE LIBOR USD 1M + 0.57%), 1.80%, 4/6/20(2) (4)	5,500	5,504
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
1.38%, 5/1/20	3,295	3,296
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, Series G,
2.00%, 12/31/21(2) (4) (5)	3,420	3,434
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/21	6,000	6,342
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/20	24,665	25,229
New York G.O. Unlimited Bonds, Series J, Subseries J-8,
4.00%, 8/1/21	5,000	5,227
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	11,670	11,933
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 3/15/20	12,000	12,095
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
3.00%, 2/15/21(7)	5,000	5,110

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
New York – 5.1%continued
4.00%, 2/15/22(7)	$4,000	$4,244
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,852
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/20	15,000	15,070
New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA, GNMA, FNMA, FHLMC Insured),
1.25%, 5/1/20	3,075	3,074
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/20	45,175	45,533
		210,724
North Carolina – 3.1%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 1.92%, 12/1/23(2) (4)	42,000	42,201
Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/21	4,540	4,746
5.00%, 3/1/22	1,000	1,084
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	3,000	3,008
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,481
North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,326
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	8,000	8,077
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
North Carolina – 3.1%continued
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 6/1/21	$4,000	$4,165
North Carolina State Grant Anticipation Vehicle Revenue Bonds,
5.00%, 3/1/21	8,000	8,355
5.00%, 3/1/22	7,010	7,587
North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds,
5.00%, 3/1/20	6,000	6,037
North Carolina State Housing Finance Agency MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio,
2.00%, 1/1/21(2) (4) (5)	11,235	11,297
North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds,
5.00%, 5/1/21	13,025	13,694
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/20	1,840	1,863
Wake County Limited Obligation Revenue Bonds,
5.00%, 9/1/20	3,620	3,714
5.00%, 9/1/21	3,250	3,461
		129,096
Ohio – 2.2%
American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,474
Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/21	2,285	2,454
5.00%, 12/1/22	1,000	1,112
Columbus G.O. Unlimited Bonds, Series A,
4.00%, 4/1/20	13,835	13,934
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase,
2.00%, 4/1/21(2) (4) (5)	7,000	7,040

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Ohio – 2.2%continued
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 1.75%, 11/15/21(2) (4)	$10,000	$10,018
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/20	2,750	2,809
Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.72%, 6/1/23(2) (4)	35,000	35,063
Ohio State Housing Finance Agency MFH Revenue Bonds, Sutter View Apartments,
1.62%, 7/1/21(2) (4) (5)	8,500	8,526
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
4.00%, 12/15/21	2,000	2,112
5.00%, 12/15/22	2,000	2,226
		91,768
Oklahoma – 0.2%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/20	3,040	3,058
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program (Oklahoma CERF),
5.00%, 4/1/20	3,500	3,533
		6,591
Oregon – 2.9%
Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/21	2,450	2,588
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Oregon – 2.9%continued
Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/20	$45,000	$45,792
Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(2) (4) (5)	53,400	57,451
Oregon State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	1,400	1,472
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	600	635
5.00%, 7/1/22	850	932
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program),
2.20%, 5/1/21(2) (4) (5)	10,450	10,561
		119,431
Pennsylvania – 3.3%
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,068
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	2,750	2,748
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
2.80%, 12/1/21(2) (4) (5)	2,500	2,573
Pennsylvania State G.O. Unlimited Refunding Bonds,
5.00%, 7/15/21	36,420	38,585
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1,
5.00%, 6/15/21	5,985	6,318

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Pennsylvania – 3.3%continued
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127-C,
(Floating, ICE LIBOR USD 1M + 0.57%), 1.82%, 10/1/23(2) (4)	$7,000	$7,034
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B,
(Floating, ICE LIBOR USD 1M + 0.60%), 1.85%, 6/1/23(2) (4)	26,250	26,404
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 1.92%, 12/1/23(2)	15,000	15,074
University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 1.68%, 2/15/24(2)	38,000	38,075
		137,879
Rhode Island – 0.1%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
3.00%, 1/15/21	2,500	2,549
4.00%, 1/15/22	2,000	2,116
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
3.00%, 1/15/21	300	306
4.00%, 1/15/22	1,000	1,058
		6,029
South Carolina – 0.0%
York County Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	1,500	1,509
Tennessee – 1.3%
Memphis Health, Educational and Housing Facility Board Variable Revenue Bonds, Burkle & Main Apartment,
1.40%, 5/1/22(2) (4) (5)	2,500	2,505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Tennessee – 1.3%continued
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/20	$14,890	$15,177
5.00%, 7/1/21	18,245	19,303
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats,
1.50%, 7/1/20	3,750	3,755
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, Trevecca Towers I/East Project,
2.00%, 1/1/21(2) (4) (5)	12,000	12,080
		52,820
Texas – 5.5%
Alamo Community College District G.O. Limited Refunding Bonds,
3.00%, 8/15/20	4,000	4,048
Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
3.00%, 2/1/21(2) (4) (5)	2,700	2,749
Alvin Independent School District Schoolhouse Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	7,500	7,482
Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/21	710	750
5.00%, 6/15/22	800	875
Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(2) (4) (5)	19,000	19,019
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.15%, 8/16/21(2) (4) (5)	9,500	9,632

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Texas – 5.5%continued
Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/21	$1,120	$1,189
5.00%, 8/15/22	1,715	1,884
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(2) (4) (5)	4,500	4,493
Dallas County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	5,610	5,854
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/21	1,635	1,730
Garland Independent School District G.O. Unlimited Refunding Bonds,
5.00%, 2/15/21	3,000	3,131
Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.30%, 8/16/21(2) (4) (5)	13,800	13,813
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/21	1,350	1,409
Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,648
Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (4) (5)	14,000	14,358
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.),
2.40%, 6/1/21(2) (4) (5)	4,000	4,062
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/21	4,045	4,226
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Texas – 5.5%continued
Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien,
(Floating, ICE LIBOR USD 1M + 0.36%), 1.61%, 8/1/21(2) (4)	$5,000	$5,005
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,394
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 1.45%, 8/16/21(2) (4)	6,000	5,999
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/21	2,000	2,105
Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
2.50%, 8/1/20	3,000	3,003
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/21	2,000	2,077
5.00%, 1/1/22	1,850	1,990
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.),
1.55%, 6/15/21(2) (4) (5)	6,000	6,017
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,342
Texas State TRANS,
4.00%, 8/27/20	51,445	52,406
Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds,
5.00%, 4/1/21	8,410	8,822
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/20	7,025	7,092

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Texas – 5.5%continued
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series B, First Tier,
4.00%, 10/1/21(2) (4) (5)	$3,035	$3,184
Texas State Water Development Board Revenue Bonds, Series A,
5.00%, 10/15/21	1,875	2,004
5.00%, 4/15/22	1,450	1,578
5.00%, 10/15/22	2,700	2,989
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 4/15/20	4,000	4,044
Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/21	5,505	5,734
5.00%, 2/1/22	2,000	2,157
		228,294
Utah – 0.6%
Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	12,825	13,917
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/21	3,350	3,607
5.00%, 12/15/22	3,975	4,430
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,572
		24,526
Virginia – 2.5%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/21	4,370	4,620
5.00%, 6/15/22	4,595	5,035
Fairfax County IDA Health Care Revenue Refunding Bonds, Series S, Inova Health System,
5.00%, 5/15/21(2) (4) (5)	5,000	5,259
Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	41,800	45,733
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Virginia – 2.5%continued
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/20	$5,000	$5,180
5.00%, 12/1/21	9,000	9,676
Louisa IDA Pollution Control Variable Revenue Bonds, Virginia Electric,
1.80%, 4/1/22(2) (4) (5)	3,750	3,770
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs,
5.00%, 2/1/20	11,000	11,034
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment,
5.00%, 2/1/20	5,000	5,015
Virginia State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/22	7,025	7,685
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,568
		105,575
Washington – 2.6%
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.62%, 11/1/21(2) (4)	10,000	9,998
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 1.77%, 11/1/23(2) (4)	12,500	12,502
King County School District No. 405 Bellevue G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	7,150	7,405
Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/21	3,250	3,408

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Washington – 2.6%continued
5.00%, 4/1/22	$3,420	$3,716
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	12,310
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,630	2,723
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/20	5,210	5,311
Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax,
5.00%, 6/1/20	3,595	3,653
5.00%, 6/1/21	3,770	3,978
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,097
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	11,714
Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/21	2,390	2,483
5.00%, 1/1/22	3,500	3,770
Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/21	7,650	7,947
5.00%, 1/1/22	2,750	2,962
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	7,648
		106,625
Wisconsin – 1.0%
Milwaukee RANS, Series R2,
3.00%, 5/7/20	6,500	6,541
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/22	8,500	9,268
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	6,000	6,312
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.2% continued
Wisconsin – 1.0%continued
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	$6,210	$6,654
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.67%, 7/28/21(2) (4)	9,000	9,015
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 1.97%, 7/31/24(2) (4)	5,000	5,052
		42,842
Total Municipal Bonds
(Cost $2,660,962)		2,669,621

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(9) (10)	31,791,818	$31,792
Total Investment Companies
(Cost $31,792)		31,792

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 20.6%
Arizona State School District COPS TANS, 2.00%, 7/28/20	$23,000	$23,102
Bexar County Hospital District G.O. Limited Refunding Bonds, 2.50%, 2/15/20	8,110	8,123
Brookhaven Development Authority Variable Revenue Bonds, Children's Healthcare of Atlanta, Inc., 1.20%, 1/10/20(2) (4) (6)	27,500	27,500
Broward County School District Revenue TANS, 3.00%, 6/30/20	27,750	28,001
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/20	10,685	10,852
Clark County PCR Revenue Refunding Bonds, Nevada Power Co., 1.60%, 5/21/20(2) (4) (5)	5,600	5,606

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.6% continued
Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	$51,500	$51,976
Colorado State General Fund TRANS, 3.00%, 6/26/20	60,000	60,545
Colorado State General Fund TRANS, 5.00%, 6/26/20	15,000	15,281
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 1.30%, 2/3/20(2) (4) (5)	21,000	21,003
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF, Gtd.), 1.40%, 8/17/20(2) (4) (5)	7,130	7,134
Deer Park Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 1.55%, 10/1/20(2) (4) (5)	4,000	4,007
Delaware State G.O. Unlimited Bonds, 5.00%, 2/1/20	12,900	12,940
Escambia County Health Facilities Authority Variable Revenue Refunding Bonds, Series B, Azalea Trace, Inc. (AGC Insured), 1.31%, 1/3/20(2) (4) (6)	15,845	15,845
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project, 1.80%, 11/19/20(2) (4) (5)	13,000	13,056
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20(2) (4) (5)	40,000	40,044
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/20	1,690	1,718
Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates, 2.40%, 12/1/20(2) (4) (5)	3,750	3,781
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1, 5.00%, 7/1/20	36,085	36,790
Harris County Road G.O. Unlimited Refunding Bonds, Series A, 4.00%, 10/1/20	4,325	4,418
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.6% continued
Houston Revenue TRANS, 3.00%, 6/26/20	$38,600	$38,943
Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-2, University of Chicago, 1.55%, 2/13/20(2) (4) (5)	5,000	5,002
Illinois State Finance Authority Gas Supply Revenue Refunding Bonds, Series B, Peoples Gas Light & Coke, 1.88%, 8/1/20(2) (4) (5)	5,000	5,010
Indiana Bond Bank Revenue Notes, Advance Funding Program, 4.00%, 1/3/20	6,000	6,000
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group, 1.35%, 8/4/20(2) (4) (5)	4,515	4,518
Indiana State Municipal Power Agency Variable Revenue Refunding Bonds, Series B (U.S. Bank N.A. LOC), 1.25%, 1/3/20(2) (4) (6)	40,000	40,000
Jordan School District Building G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/20	5,870	5,974
Lee County School District Revenue TANS, 3.00%, 3/31/20	12,000	12,059
Massachusetts State G.O. Limited RANS Series B, 4.00%, 5/21/20	20,000	20,223
Massachusetts State G.O. Limited RANS Series C, 4.00%, 6/18/20	19,000	19,253
Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light, 1.75%, 9/1/20(2) (4) (5)	8,335	8,350
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project, 2.10%, 10/1/20(2) (4) (5)	7,350	7,392
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments, 2.05%, 4/1/20(2) (4) (5)	3,000	3,007

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.6% continued
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B, 5.00%, 2/15/20(2) (4) (5)	$30,310	$30,436
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1, 5.00%, 11/15/20(2) (4) (5)	19,000	19,589
Miami-Dade County HFA MFH Revenue Bonds, Westview Garden Apartments, 2.38%, 6/1/20(2) (4) (5)	4,000	4,015
Miami-Dade County Seaport Refunding G.O. Unlimited Bonds, Series C, 4.50%, 10/1/20	7,100	7,279
Minnesota 911 Revenue Refunding Bonds, Public Safety Radio Communications System Project, 5.00%, 6/1/20	8,965	9,109
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Bonds, Allied Waste North American, Inc. Project, Series A, 1.30%, 1/1/20(11)	48,000	48,000
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project, 1.85%, 3/24/20(2) (4) (5)	16,500	16,520
Murfreesboro Housing Authority Collateralized MFH Revenue Bonds, Westbrook Towers Project, 2.13%, 9/1/20(2) (4) (5)	5,000	5,019
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Village Project (HUD Sector 8 Program), 2.45%, 10/1/20(2) (4) (5)	4,500	4,536
New Mexico State G.O. Unlimited Bonds, 5.00%, 3/1/20	11,000	11,069
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 4.00%, 1/1/20	1,000	1,000
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.), 1.45%, 6/1/20(2) (4) (5)	5,550	5,552
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Sooner Haven Apartments, 2.38%, 10/1/20(2) (4) (5)	2,500	2,520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.6% continued
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments, 2.05%, 4/1/20(2) (4) (5)	$2,000	$2,004
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	1,000	1,034
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services, Inc., 1.18%, 4/1/20(2) (4) (5)	15,085	15,085
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/1/20	2,875	2,931
Richmond G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 7/15/20	7,370	7,525
Saint Paul Housing & Redevelopment Authority MFH Revenue Bonds, Legends Berry Senior Apartments Project, 2.20%, 9/1/20(2) (4) (5)	1,140	1,141
San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments, 2.10%, 5/1/20(2) (4) (5)	1,700	1,705
Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments, 2.00%, 8/1/20(2) (4) (5)	3,000	3,009
University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	2,700	2,752
University of Texas Variable Financing System Revenue Bonds, Series B, 1.15%, 1/10/20(2) (4) (6)	4,500	4,500
Utah County Hospital Variable Revenue Bonds, IHC Health Services, Inc., 1.28%, 1/10/20(2) (4) (6)	27,000	27,000
Utah County Hospital Variable Revenue Bonds, Series D, IHC Health Services, Inc., 1.28%, 1/10/20(2) (4) (6)	21,000	21,000

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 20.6% continued
Virginia State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	$10,390	$10,559
Volusia County School Board COPS, 5.00%, 8/1/20	7,300	7,463
Washington State Various Purpose G.O. Unlimited Bonds, Series C, 5.00%, 2/1/20	10,935	10,968
Washington Suburban Sanitary District Consolidated Public Improvement Revenue Bonds (County Gtd.), 5.00%, 6/1/20	5,235	5,320
Total Short-Term Investments
(Cost $855,530)		856,093

Total Investments – 99.6%
(Cost $4,127,612)		4,142,736
Other Assets less Liabilities – 0.4%		17,391
NET ASSETS – 100.0%		$4,160,127

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(8)	Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2019 is disclosed.
(11)	Security has converted to a fixed rate as of October 1, 2019, and will be going forward.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

LANS - Loan Anticipation Notes

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	December 31, 2019 (UNAUDITED)

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

YKHC - Yukon Kuskokwim Health Corporation
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	3.4%
AAA	21.1
AA	33.5
A	17.1
A1+ (Short Term)	5.3
A1 (Short Term)	9.1
A2 (Short Term)	0.6
BBB	6.5
Not Rated	2.6
Cash Equivalents	0.8
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Paper(1)	$—	$24,537	$—	$24,537
Corporate Bonds(1)	—	337,510	—	337,510
Foreign Issuer Bonds(1)	—	82,571	—	82,571
U.S. Government Obligations(1)	—	140,612	—	140,612
Municipal Bonds(1)	—	2,669,621	—	2,669,621
Investment Companies	31,792	—	—	31,792
Short-Term Investments	—	856,093	—	856,093
Total Investments	$31,792	$4,110,944	$—	$4,142,736

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$134,006	$2,829,010	$2,931,224	$1,653	$31,792	31,791,818
FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 10.9%
Auto Floor Plan – 0.8%
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,363
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.57%), 2.31%, 1/18/22(1) (2)	2,500	2,500
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 0.30%), 2.04%, 3/15/22(1) (2)	1,500	1,500
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(1)	1,000	1,004
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%), 2.38%, 2/15/23(1) (2)	2,250	2,256
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 2.17%, 11/15/23(2)	9,100	9,113
		20,736
Automobile – 2.4%
Americredit Automobile Receivables Trust, Series 2019-2, Class A2A
2.43%, 9/19/22	2,366	2,371
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 2.19%, 5/15/29(1) (2)	1,021	1,021
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(1)	1,524	1,522
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(1)	1,922	1,923
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%), 2.19%, 4/15/30(1) (2)	3,161	3,164
Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(1)	5,033	5,098
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.9% continued
Automobile – 2.4%continued
Drive Auto Receivables Trust, Series 2019-1, Class A2A
3.08%, 9/15/21	$27	$27
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(1)	749	749
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 2/20/24(1)	1,855	1,870
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A
2.84%, 9/15/21	5,549	5,565
Ford Credit Auto Owner Trust, Series 2019-A, Class A3
2.78%, 9/15/23	1,514	1,534
GM Financial Automobile Leasing Trust, Series 2019-3, Class A2A
2.09%, 10/20/21	1,700	1,701
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A2A
2.66%, 6/16/22	5,063	5,077
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2
3.01%, 2/16/21	1,469	1,472
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A2A
2.82%, 1/18/22	3,468	3,479
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A
2.28%, 2/15/22	5,400	5,403
Santander Retail Auto Lease Trust, Series 2019-A, Class A2
2.72%, 1/20/22(1)	7,742	7,784
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2
2.86%, 5/25/21(1)	2,508	2,514
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A
2.81%, 7/20/21	196	196
Wheels SPV, Series 2018-1A, Class A2
3.06%, 4/20/27(1)	611	614
World Omni Auto Receivables Trust, Series 2019-B, Class A2
2.63%, 6/15/22(1)	5,299	5,315
		58,399

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.9% continued
Credit Card – 6.4%
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 2.12%, 2/18/25(2)	$2,000	$2,006
American Express Credit Account Master Trust, Series 2019-2, Class A
2.67%, 11/15/24	14,300	14,552
American Express Credit Account Master Trust, Series 2019-3, Class A
2.00%, 4/15/25	11,600	11,628
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	1,000
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	3,030
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,014
BA Credit Card Trust, Series 2019-A1, Class A1
1.74%, 1/15/25	12,240	12,202
Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	3,500	3,496
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,000	5,005
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	2,000	2,041
Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2
1.72%, 8/15/24	9,100	9,072
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	1,000	1,007
Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	14,981
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(1)	5,000	5,034
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.9% continued
Credit Card – 6.4%continued
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%), 2.06%, 5/15/23(1) (2)	$5,000	$5,001
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%), 2.09%, 10/15/23(2)	17,000	16,983
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(1)	3,600	3,594
Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	11,500	11,727
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	3,006
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	7,078
World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	13,019
World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	4,034
World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,008
		156,518
Other – 0.9%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25	2,601	2,622
Dell Equipment Finance Trust, Series 2019-1, Class A2
2.78%, 8/23/21(1)	4,600	4,618
Dell Equipment Finance Trust, Series 2019-2, Class A2
1.95%, 12/22/21(1)	9,000	8,993
HPEFS Equipment Trust, Series 2019-1A, Class A3
2.21%, 9/20/29(1)	1,250	1,251
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(1)	112	112

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.9% continued
Other – 0.9%continued
Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	$4,250	$4,320
		21,916
Whole Loan – 0.4%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%), 2.37%, 12/19/59(1) (2)	875	875
Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%), 2.36%, 10/15/54(1) (2)	2,366	2,364
Lanark Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 2.32%, 12/22/69(2)	1,860	1,859
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 2.37%, 7/15/58(1) (2)	6,000	5,999
		11,097
Total Asset-Backed Securities
(Cost $267,573)		268,666

COMMERCIAL PAPER – 1.5%
Aerospace & Defense – 0.7%
Boeing (The) Co.,
2.24%, 10/29/20(3)	18,000	17,667
Automotive – 0.8%
Vw Credit, Inc.,
2.00%, 3/18/20(3)	18,500	18,414
Total Commercial Paper
(Cost $36,081)		36,081

CORPORATE BONDS – 44.1%
Aerospace & Defense – 1.1%
Boeing (The) Co.,
4.88%, 2/15/20	1,164	1,167
2.30%, 8/1/21	7,190	7,231
General Dynamics Corp.,
2.88%, 5/11/20	9,707	9,741
Raytheon Co.,
3.13%, 10/15/20	7,192	7,261
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Aerospace & Defense – 1.1%continued
United Technologies Corp.,
3.35%, 8/16/21	$2,400	$2,458
		27,858
Airlines – 0.6%
Southwest Airlines Co.,
2.65%, 11/5/20	13,536	13,608
Automobiles Manufacturing – 3.8%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 2.24%, 11/5/21 (2)	12,550	12,570
2.20%, 6/27/22	5,800	5,845
BMW US Capital LLC,
2.15%, 4/6/20 (1)	4,110	4,113
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.63%), 2.67%, 1/6/20 (1) (2)	7,000	7,001
2.20%, 5/5/20 (1)	1,599	1,600
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.93%), 2.92%, 4/13/20 (2)	1,360	1,362
(Floating, ICE LIBOR USD 3M + 0.54%), 2.45%, 11/6/20 (2)	1,714	1,711
4.20%, 11/6/21	8,000	8,294
Harley-Davidson Financial Services, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%), 2.39%, 5/21/20 (1) (2)	2,000	2,002
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%), 2.71%, 3/12/21 (1) (2)	3,600	3,608
2.85%, 11/1/22 (1)	5,830	5,895
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.58%), 2.58%, 1/13/20 (1) (2)	3,000	3,001
3.65%, 9/21/21 (1)	1,348	1,376
(Floating, ICE LIBOR USD 3M + 0.89%), 2.89%, 1/13/22 (1) (2)	3,000	3,015
Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.29%), 2.19%, 10/7/21 (2)	6,000	6,012
(Floating, ICE LIBOR USD 3M + 0.69%), 2.67%, 1/11/22 (2)	1,500	1,513
2.65%, 4/12/22	7,700	7,837

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Automobiles Manufacturing – 3.8%continued
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (1)	$13,464	$13,482
3.88%, 11/13/20 (1)	3,600	3,659
		93,896
Banks – 8.0%
Bank of America N.A.,
(Floating, ICE LIBOR USD 3M + 0.35%), 2.26%, 5/24/21 (2)	10,100	10,109
Capital One N.A.,
2.35%, 1/31/20	5,000	5,001
2.15%, 9/6/22	2,500	2,504
Citibank N.A.,
(Floating, ICE LIBOR USD 3M + 0.57%), 2.50%, 7/23/21 (2)	6,000	6,026
(Variable, ICE LIBOR USD 3M + 0.53%), 3.17%, 2/19/22 (4)	9,500	9,620
(Floating, ICE LIBOR USD 3M + 0.60%), 2.50%, 5/20/22 (2)	10,000	10,037
Citizens Bank N.A.,
3.25%, 2/14/22	6,150	6,303
Discover Bank,
3.10%, 6/4/20	20,240	20,315
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 2/1/21 (4)	1,500	1,501
(Floating, ICE LIBOR USD 3M + 0.37%), 2.27%, 2/19/21 (2)	11,500	11,501
KeyCorp,
2.90%, 9/15/20	1,325	1,334
PNC Bank N.A.,
2.60%, 7/21/20	6,250	6,271
(Floating, ICE LIBOR USD 3M + 0.25%), 2.20%, 1/22/21 (2)	7,730	7,739
2.50%, 1/22/21	5,000	5,030
(Floating, ICE LIBOR USD 3M + 0.35%), 2.24%, 3/12/21 (2)	14,750	14,762
(Floating, ICE LIBOR USD 3M + 0.43%), 2.32%, 12/9/22 (2)	10,000	10,010
PNC Financial Services Group (The), Inc.,
5.13%, 2/8/20	2,000	2,006
4.38%, 8/11/20	2,000	2,030
Truist Bank,
2.25%, 6/1/20	6,750	6,755
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Banks – 8.0%continued
(Floating, ICE LIBOR USD 3M + 0.59%), 2.49%, 5/17/22 (2)	$15,000	$15,072
Truist Financial Corp.,
2.05%, 5/10/21	5,678	5,690
US Bank N.A.,
3.00%, 2/4/21	5,000	5,060
Wells Fargo & Co.,
2.15%, 1/30/20	700	700
4.60%, 4/1/21	2,000	2,065
(Floating, ICE LIBOR USD 3M + 0.93%), 2.83%, 2/11/22 (2)	10,000	10,068
(Floating, ICE LIBOR USD 3M + 1.11%), 3.05%, 1/24/23 (2)	2,000	2,026
Wells Fargo Bank N.A.,
2.40%, 1/15/20	1,000	1,000
(Floating, ICE LIBOR USD 3M + 0.38%), 2.27%, 5/21/21 (2)	8,900	8,907
(Floating, ICE LIBOR USD 3M + 0.50%), 2.43%, 7/23/21 (2)	8,300	8,312
		197,754
Biotechnology – 1.5%
Amgen, Inc.,
2.20%, 5/11/20	15,150	15,163
4.10%, 6/15/21	5,840	6,000
Biogen, Inc.,
2.90%, 9/15/20	8,904	8,969
Gilead Sciences, Inc.,
2.35%, 2/1/20	2,026	2,027
2.55%, 9/1/20	3,470	3,485
		35,644
Cable & Satellite – 0.1%
Comcast Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 2.63%, 4/15/24(2)	1,300	1,313
Chemicals – 0.7%
Albemarle Corp.,
(Floating, ICE LIBOR USD 3M + 1.05%), 2.94%, 11/15/22 (1) (2)	5,170	5,180
DuPont de Nemours, Inc.,
3.77%, 11/15/20	6,600	6,691
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	4,200	4,236
		16,107

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Commercial Finance – 0.6%
Air Lease Corp.,
2.13%, 1/15/20	$7,705	$7,705
(Floating, ICE LIBOR USD 3M + 0.67%), 2.58%, 6/3/21 (2)	1,800	1,805
GATX Corp.,
2.60%, 3/30/20	5,857	5,861
		15,371
Communications Equipment – 0.7%
Cisco Systems, Inc.,
4.45%, 1/15/20	9,880	9,888
2.45%, 6/15/20	7,000	7,021
		16,909
Consumer Finance – 1.2%
American Express Co.,
2.20%, 10/30/20	11,556	11,580
(Floating, ICE LIBOR USD 3M + 0.53%), 2.43%, 5/17/21 (2)	5,400	5,422
American Express Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.73%), 2.65%, 5/26/20 (2)	550	551
(Floating, ICE LIBOR USD 3M + 1.05%), 2.94%, 9/14/20 (2)	1,000	1,006
Capital One Financial Corp.,
2.50%, 5/12/20	500	501
2.40%, 10/30/20	470	471
Fiserv, Inc.,
2.70%, 6/1/20	655	657
4.75%, 6/15/21	450	468
PayPal Holdings, Inc.,
2.20%, 9/26/22	9,200	9,252
		29,908
Consumer Products – 0.1%
Unilever Capital Corp.,
2.10%, 7/30/20	2,000	2,002
Diversified Banks – 2.6%
Bank of America Corp.,
2.63%, 4/19/21	7,497	7,566
(Floating, ICE LIBOR USD 3M + 1.42%), 3.39%, 4/19/21 (2)	7,000	7,110
(Floating, ICE LIBOR USD 3M + 0.65%), 2.56%, 10/1/21 (2)	3,330	3,339
(Floating, ICE LIBOR USD 3M + 0.38%), 2.31%, 1/23/22 (2)	9,950	9,962
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Diversified Banks – 2.6%continued
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 1.07%), 2.96%, 12/8/21 (2)	$5,000	$5,066
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (4)	5,100	5,116
JPMorgan Chase & Co.,
2.75%, 6/23/20	6,000	6,017
2.55%, 10/29/20	8,400	8,438
2.55%, 3/1/21	1,500	1,512
(Floating, ICE LIBOR USD 3M + 1.48%), 3.39%, 3/1/21 (2)	830	841
(Floating, ICE LIBOR USD 3M + 0.55%), 2.44%, 3/9/21 (2)	1,600	1,600
4.63%, 5/10/21	600	621
2.30%, 8/15/21	2,000	2,005
(Floating, ICE LIBOR USD 3M + 0.89%), 2.82%, 7/23/24 (2)	4,100	4,133
		63,326
Electrical Equipment Manufacturing – 0.8%
ABB Finance USA, Inc.,
2.80%, 4/3/20	5,749	5,761
Amphenol Corp.,
2.20%, 4/1/20	5,360	5,360
General Electric Co.,
5.50%, 1/8/20	1,996	1,997
5.55%, 5/4/20	3,725	3,765
Roper Technologies, Inc.,
3.00%, 12/15/20	2,320	2,340
		19,223
Entertainment Content – 0.0%
Fox Corp.,
3.67%, 1/25/22(1)	600	620
Exploration & Production – 0.8%
Occidental Petroleum Corp.,
4.10%, 2/1/21	12,253	12,466
2.60%, 8/13/21	4,590	4,624
Pioneer Natural Resources Co.,
3.45%, 1/15/21	2,215	2,241
		19,331
Financial Services – 3.6%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	4,500	4,529
3.00%, 3/22/22	4,400	4,501

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Financial Services – 3.6%continued
Bank of New York Mellon (The) Corp.,
1.95%, 8/23/22	$7,100	$7,116
BlackRock, Inc.,
4.25%, 5/24/21	1,600	1,652
Goldman Sachs Group (The), Inc.,
2.60%, 4/23/20	5,000	5,007
(Floating, ICE LIBOR USD 3M + 1.20%), 3.09%, 9/15/20 (2)	4,000	4,026
2.35%, 11/15/21	3,366	3,379
(Floating, ICE LIBOR USD 3M + 0.75%), 2.66%, 2/23/23 (2)	7,160	7,200
(Floating, ICE LIBOR USD 3M + 1.00%), 2.94%, 7/24/23 (2)	2,000	2,019
Intercontinental Exchange, Inc.,
2.75%, 12/1/20	17,888	18,009
Morgan Stanley,
2.80%, 6/16/20	1,065	1,069
(Floating, ICE LIBOR USD 3M + 0.55%), 2.45%, 2/10/21 (2)	19,000	19,009
(Floating, ICE LIBOR USD 3M + 1.18%), 3.15%, 1/20/22 (2)	10,000	10,091
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	363	371
		87,978
Food & Beverage – 1.0%
Constellation Brands, Inc.,
2.25%, 11/6/20	5,000	5,010
JM Smucker (The) Co.,
2.50%, 3/15/20	2,507	2,509
Tyson Foods, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%), 2.46%, 6/2/20 (2)	14,725	14,745
(Floating, ICE LIBOR USD 3M + 0.45%), 2.34%, 8/21/20 (2)	2,100	2,102
2.25%, 8/23/21	700	702
		25,068
Forest & Paper Products Manufacturing – 0.1%
Georgia-Pacific LLC,
5.40%, 11/1/20(1)	2,461	2,529
Hardware – 0.9%
Dell International LLC/EMC Corp.,
4.42%, 6/15/21 (1)	8,832	9,089
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Hardware – 0.9%continued
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	$9,100	$9,203
(Floating, ICE LIBOR USD 3M + 0.68%), 2.57%, 3/12/21 (2)	4,690	4,708
		23,000
Health Care Facilities & Services – 1.0%
Cigna Corp.,
3.40%, 9/17/21	1,200	1,228
(Floating, ICE LIBOR USD 3M + 0.89%), 2.89%, 7/15/23 (2)	6,300	6,335
CVS Health Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 2.61%, 3/9/21 (2)	8,405	8,457
2.13%, 6/1/21	4,159	4,166
McKesson Corp.,
3.65%, 11/30/20	5,322	5,396
		25,582
Homebuilders – 0.2%
D.R. Horton, Inc.,
4.00%, 2/15/20	4,319	4,328
2.55%, 12/1/20	1,560	1,567
		5,895
Integrated Oils – 0.4%
Chevron Corp.,
(Floating, ICE LIBOR USD 3M + 0.48%), 2.39%, 3/3/22 (2)	4,975	5,003
Exxon Mobil Corp.,
1.91%, 3/6/20	4,700	4,700
		9,703
Life Insurance – 0.9%
Metropolitan Life Global Funding I,
2.05%, 6/12/20 (1)	770	770
New York Life Global Funding,
(Floating, ICE LIBOR USD 3M + 0.28%), 2.22%, 1/28/21 (1) (2)	1,000	1,002
(Floating, ICE LIBOR USD 3M + 0.28%), 2.23%, 1/21/22 (1) (2)	13,100	13,128
Prudential Financial, Inc.,
5.38%, 6/21/20	1,500	1,524
4.50%, 11/15/20	6,217	6,356
		22,780

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Machinery Manufacturing – 1.6%
Caterpillar Financial Services Corp.,
2.10%, 1/10/20	$7,000	$7,000
1.85%, 9/4/20	2,000	1,999
(Floating, ICE LIBOR USD 3M + 0.28%), 2.17%, 9/7/21 (2)	18,300	18,304
(Floating, ICE LIBOR USD 3M + 0.51%), 2.42%, 5/15/23 (2)	1,300	1,303
CNH Industrial Capital LLC,
4.88%, 4/1/21	654	676
John Deere Capital Corp.,
1.95%, 6/22/20	6,465	6,466
3.20%, 1/10/22	4,000	4,112
		39,860
Managed Care – 0.4%
UnitedHealth Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.07%), 2.07%, 10/15/20(2)	10,305	10,298
Mass Merchants – 0.3%
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%), 2.70%, 4/17/20 (2)	8,300	8,302
Walmart, Inc.,
3.25%, 10/25/20	3	3
		8,305
Medical Equipment & Devices Manufacturing – 0.1%
Abbott Laboratories,
2.55%, 3/15/22	2,000	2,033
Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.,
2.88%, 2/19/21	6,320	6,393
Novartis Capital Corp.,
1.80%, 2/14/20	7,215	7,214
		13,607
Pipeline – 0.5%
Enterprise Products Operating LLC,
5.25%, 1/31/20	500	501
2.80%, 2/15/21	10,000	10,096
2.85%, 4/15/21	1,751	1,769
		12,366
Property & Casualty Insurance – 0.5%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%), 2.39%, 3/29/21 (2)	3,000	3,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Property & Casualty Insurance – 0.5%continued
Aon Corp.,
2.20%, 11/15/22	$5,890	$5,917
Marsh & McLennan Cos., Inc.,
3.50%, 12/29/20	2,300	2,334
		11,258
Publishing & Broadcasting – 0.1%
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%), 2.31%, 4/1/21(1) (2)	3,560	3,569
Railroad – 0.1%
Union Pacific Corp.,
3.20%, 6/8/21	2,295	2,339
Real Estate – 0.4%
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	10,024
Restaurants – 0.1%
McDonald's Corp.,
3.50%, 7/15/20	2,000	2,016
2.75%, 12/9/20	1,310	1,319
		3,335
Retail - Consumer Discretionary – 0.3%
AutoZone, Inc.,
4.00%, 11/15/20	3,393	3,431
3.70%, 4/15/22	1,000	1,032
eBay, Inc.,
2.15%, 6/5/20	2,700	2,702
		7,165
Semiconductors – 0.1%
Intel Corp.,
3.10%, 7/29/22	2,500	2,580
Software & Services – 1.8%
Adobe, Inc.,
4.75%, 2/1/20	17,803	17,839
Autodesk, Inc.,
3.13%, 6/15/20	400	401
International Business Machines Corp.,
(Floating, ICE LIBOR USD 3M + 0.40%), 2.30%, 5/13/21 (2)	25,000	25,096
Moody's Corp.,
2.75%, 12/15/21	380	386
		43,722

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Tobacco – 0.5%
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.59%), 2.50%, 8/14/20 (2)	$1,800	$1,803
Philip Morris International, Inc.,
2.00%, 2/21/20	3,278	3,277
(Floating, ICE LIBOR USD 3M + 0.42%), 2.31%, 2/21/20 (2)	7,500	7,504
		12,584
Transportation & Logistics – 1.4%
PACCAR Financial Corp.,
3.15%, 8/9/21	395	403
2.65%, 5/10/22	15,500	15,789
2.00%, 9/26/22	3,260	3,279
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.05%, 1/9/20 (1)	11,072	11,073
3.65%, 7/29/21 (1)	2,400	2,455
Ryder System, Inc.,
2.88%, 9/1/20	1,000	1,005
		34,004
Travel & Lodging – 0.6%
Marriott International, Inc.,
3.38%, 10/15/20	2,130	2,145
(Floating, ICE LIBOR USD 3M + 0.60%), 2.51%, 12/1/20 (2)	300	301
2.88%, 3/1/21	3,000	3,028
(Floating, ICE LIBOR USD 3M + 0.65%), 2.54%, 3/8/21 (2)	3,200	3,212
3.13%, 10/15/21	6,000	6,105
		14,791
Utilities – 1.5%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,353
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	3,250	3,273
Duke Energy Corp.,
(Floating, ICE LIBOR USD 3M + 0.50%), 2.41%, 5/14/21 (1) (2)	7,400	7,427
Florida Power & Light Co.,
(Floating, ICE LIBOR USD 3M + 0.40%), 2.31%, 5/6/22 (2)	9,500	9,500
NextEra Energy Capital Holdings, Inc.,
2.40%, 9/1/21	5,200	5,238
2.90%, 4/1/22	6,500	6,634
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Utilities – 1.5%continued
Pinnacle West Capital Corp.,
2.25%, 11/30/20	$1,400	$1,402
		37,827
Waste & Environment Services & Equipment – 0.2%
Republic Services, Inc.,
5.25%, 11/15/21	500	530
Waste Management, Inc.,
4.75%, 6/30/20	2,500	2,532
4.60%, 3/1/21	565	579
		3,641
Wireless Telecommunications Services – 2.3%
AT&T, Inc.,
2.45%, 6/30/20	11,235	11,273
2.80%, 2/17/21	6,000	6,054
4.45%, 5/15/21	600	620
(Floating, ICE LIBOR USD 3M + 0.75%), 2.66%, 6/1/21 (2)	14,200	14,284
(Floating, ICE LIBOR USD 3M + 0.95%), 2.95%, 7/15/21 (2)	9,400	9,490
3.88%, 8/15/21	3,731	3,844
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%), 2.45%, 5/22/20 (2)	10,284	10,302
(Floating, ICE LIBOR USD 3M + 1.00%), 2.89%, 3/16/22 (2)	900	915
		56,782
Total Corporate Bonds
(Cost $1,079,819)		1,085,495

FOREIGN ISSUER BONDS – 29.4%
Auto Parts Manufacturing – 0.1%
Toyota Industries Corp.,
3.11%, 3/12/22(1)	2,900	2,953
Automobiles Manufacturing – 0.2%
Toyota Motor Corp.,
2.16%, 7/2/22	3,400	3,425
Banks – 15.8%
ABN AMRO Bank N.V.,
2.65%, 1/19/21 (1)	1,705	1,715
3.40%, 8/27/21 (1)	4,200	4,292
Australia & New Zealand Banking Group Ltd.,
2.13%, 8/19/20	250	250

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.4% continued
Banks – 15.8%continued
(Floating, ICE LIBOR USD 3M + 0.32%), 2.22%, 11/9/20 (1) (2)	$300	$300
(Floating, ICE LIBOR USD 3M + 0.46%), 2.36%, 5/17/21 (1) (2)	2,370	2,379
2.30%, 6/1/21	1,000	1,005
2.55%, 11/23/21	2,219	2,245
(Floating, ICE LIBOR USD 3M + 0.87%), 2.78%, 11/23/21 (1) (2)	765	774
(Floating, ICE LIBOR USD 3M + 0.58%), 2.48%, 11/9/22 (1) (2)	4,193	4,216
2.05%, 11/21/22	12,700	12,745
(Floating, ICE LIBOR USD 3M + 0.49%), 2.38%, 11/21/22 (1) (2)	6,500	6,536
Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (1)	13,700	13,719
Barclays Bank PLC,
2.65%, 1/11/21	9,000	9,059
Canadian Imperial Bank of Commerce,
2.10%, 10/5/20	4,385	4,390
(Floating, U.S. SOFR + 0.80%), 2.35%, 3/17/23 (2)	19,500	19,564
Commonwealth Bank of Australia,
2.25%, 3/10/20 (1)	660	660
(Floating, ICE LIBOR USD 3M + 0.83%), 2.72%, 9/6/21 (1) (2)	9,604	9,701
(Floating, ICE LIBOR USD 3M + 0.70%), 2.59%, 3/10/22 (1) (2)	10,145	10,242
Cooperatieve Rabobank U.A.,
2.25%, 1/14/20	4,025	4,025
2.50%, 1/19/21	4,000	4,024
(Floating, ICE LIBOR USD 3M + 0.43%), 2.37%, 4/26/21 (2)	5,575	5,594
3.13%, 4/26/21	7,120	7,232
3.88%, 2/8/22	5,000	5,207
(Floating, ICE LIBOR USD 3M + 0.48%), 2.49%, 1/10/23 (2)	10,000	10,007
Credit Suisse A.G.,
3.00%, 10/29/21	4,165	4,249
2.10%, 11/12/21	4,300	4,320
Credit Suisse Group Funding Guernsey Ltd.,
3.45%, 4/16/21	2,050	2,085
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (1)	7,600	7,713
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.4% continued
Banks – 15.8%continued
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.37%), 2.28%, 10/2/20 (1) (2)	$2,500	$2,504
(Floating, ICE LIBOR USD 3M + 1.07%), 2.98%, 6/2/21 (1) (2)	10,000	10,119
2.15%, 12/2/22 (1)	2,400	2,412
(Floating, ICE LIBOR USD 3M + 0.62%), 2.53%, 12/2/22 (1) (2)	16,400	16,480
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 3.11%, 3/29/22 (2)	7,040	7,136
Macquarie Bank Ltd.,
2.40%, 1/21/20 (1)	1,750	1,750
2.10%, 10/17/22 (1)	4,900	4,915
National Australia Bank Ltd.,
2.25%, 1/10/20	750	750
1.88%, 7/12/21	900	900
3.38%, 9/20/21	2,600	2,659
3.70%, 11/4/21	3,560	3,673
2.80%, 1/10/22	6,031	6,131
(Floating, ICE LIBOR USD 3M + 0.89%), 2.90%, 1/10/22 (1) (2)	12,914	13,068
National Bank of Canada,
2.15%, 6/12/20	4,816	4,821
Nordea Bank Abp,
4.88%, 1/27/20 (1)	1,700	1,704
2.13%, 5/29/20 (1)	7,000	7,002
(Floating, ICE LIBOR USD 3M + 0.94%), 2.85%, 8/30/23 (1) (2)	1,400	1,398
Santander UK PLC,
3.40%, 6/1/21	1,000	1,021
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20	9,500	9,505
2.63%, 3/15/21	5,990	6,028
3.25%, 5/17/21 (1)	10,000	10,166
3.05%, 3/25/22 (1)	15,000	15,306
2.20%, 12/12/22 (1)	5,400	5,410
Sumitomo Mitsui Banking Corp.,
2.65%, 7/23/20	1,000	1,004
Svenska Handelsbanken AB,
1.95%, 9/8/20	13,450	13,444
2.40%, 10/1/20	1,750	1,756
2.45%, 3/30/21	1,015	1,022

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.4% continued
Banks – 15.8%continued
(Floating, ICE LIBOR USD 3M + 0.47%), 2.38%, 5/24/21 (2)	$1,000	$1,003
3.35%, 5/24/21	3,000	3,059
1.88%, 9/7/21	13,360	13,338
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,800	2,800
2.50%, 12/14/20	5,674	5,707
(Floating, ICE LIBOR USD 3M + 0.27%), 2.17%, 3/17/21 (2)	10,000	10,009
(Floating, ICE LIBOR USD 3M + 0.43%), 2.32%, 6/11/21 (2)	10,512	10,556
Westpac Banking Corp.,
2.65%, 1/25/21	500	503
(Floating, ICE LIBOR USD 3M + 0.85%), 2.75%, 8/19/21 (2)	17,680	17,838
(Floating, ICE LIBOR USD 3M + 0.85%), 2.83%, 1/11/22 (2)	14,000	14,159
		389,304
Central Bank – 0.2%
Bank of England Euro Note,
2.50%, 2/22/22(1)	5,220	5,308
Diversified Banks – 5.9%
Bank of Montreal,
2.10%, 6/15/20	2,200	2,203
1.90%, 8/27/21	4,000	4,007
(Floating, ICE LIBOR USD 3M + 0.79%), 2.71%, 8/27/21 (2)	9,581	9,679
(Floating, ICE LIBOR USD 3M + 0.57%), 2.52%, 3/26/22 (2)	1,627	1,637
2.90%, 3/26/22	7,500	7,647
Bank of Nova Scotia (The),
2.35%, 10/21/20	16,200	16,257
(Floating, ICE LIBOR USD 3M + 0.42%), 2.36%, 1/25/21 (2)	5,000	5,014
BNP Paribas S.A.,
2.38%, 5/21/20	3,725	3,730
5.00%, 1/15/21	5,200	5,365
Credit Agricole S.A.,
2.75%, 6/10/20 (1)	3,500	3,511
(Floating, ICE LIBOR USD 3M + 1.18%), 3.09%, 7/1/21 (1) (2)	1,450	1,469
HSBC Holdings PLC,
5.10%, 4/5/21	330	342
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.4% continued
Diversified Banks – 5.9%continued
(Floating, ICE LIBOR USD 3M + 1.50%), 3.40%, 1/5/22 (2)	$5,439	$5,547
Macquarie Group Ltd.,
6.00%, 1/14/20 (1)	2,196	2,199
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	6,960
3.22%, 3/7/22	6,200	6,353
2.62%, 7/18/22	7,800	7,907
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%), 3.03%, 9/13/21 (2)	5,000	5,060
Royal Bank of Canada,
2.15%, 10/26/20	6,560	6,572
(Floating, ICE LIBOR USD 3M + 0.73%), 2.64%, 2/1/22 (2)	10,000	10,101
2.75%, 2/1/22	6,000	6,109
(Floating, ICE LIBOR USD 3M + 0.47%), 2.40%, 4/29/22 (2)	19,800	19,898
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%), 3.57%, 3/9/21 (2)	5,000	5,082
(Floating, ICE LIBOR USD 3M + 1.14%), 3.11%, 10/19/21 (2)	1,330	1,349
2.78%, 10/18/22	1,596	1,626
		145,624
Electrical Equipment Manufacturing – 0.9%
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20(1)	21,860	21,884
Financial Services – 1.4%
UBS A.G.,
2.20%, 6/8/20 (1)	7,700	7,704
2.45%, 12/1/20 (1)	7,000	7,024
UBS Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%), 3.37%, 9/24/20 (1) (2)	20,000	20,183
		34,911
Food & Beverage – 0.8%
Mondelez International Holdings Netherlands B.V.,
2.00%, 10/28/21 (1)	2,100	2,100
2.13%, 9/19/22 (1)	17,590	17,594
		19,694

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 29.4% continued
Government Development Banks – 1.1%
Japan Bank for International Cooperation,
1.63%, 10/17/22	$4,400	$4,369
Kreditanstalt fuer Wiederaufbau,
2.38%, 3/24/21	8,411	8,484
Nederlandse Waterschapsbank N.V.,
1.50%, 8/27/21 (1)	6,000	5,978
Svensk Exportkredit AB,
1.63%, 11/14/22	8,500	8,481
		27,312
Government Regional – 0.1%
Province of Ontario Canada,
2.55%, 4/25/22	2,900	2,951
Integrated Oils – 2.1%
BP Capital Markets PLC,
2.52%, 1/15/20	4,470	4,471
2.32%, 2/13/20	10,179	10,181
(Floating, ICE LIBOR USD 3M + 0.25%), 2.16%, 11/24/20 (2)	18,575	18,602
(Floating, ICE LIBOR USD 3M + 0.87%), 2.76%, 9/16/21 (2)	5,433	5,493
Total Capital International S.A.,
2.22%, 7/12/21	11,700	11,769
		50,516
Pharmaceuticals – 0.3%
AstraZeneca PLC,
2.38%, 11/16/20	4,171	4,184
Sanofi,
4.00%, 3/29/21	3,874	3,979
		8,163
Wireline Telecommunications Services – 0.5%
Deutsche Telekom International Finance B.V.,
(Floating, ICE LIBOR USD 3M + 0.58%), 2.58%, 1/17/20(1) (2)	10,750	10,753
Total Foreign Issuer Bonds
(Cost $717,854)		722,798

	NUMBER OF SHARES	VALUE (000S)
CERTIFICATES OF DEPOSIT – 0.2%
Banking – 0.2%
Credit Suisse A.G., New York Branch,	5,000,000	$5,001
Total Certificates Of Deposit
(Cost $5,000)		5,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.4%(5)
Fannie Mae – 0.5%
2.25%, 4/12/22	$11,600	$11,774
Federal Farm Credit Bank – 0.8%
2.60%, 1/18/22	6,900	7,040
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 1.80%, 5/16/22(2)	14,000	13,957
		20,997
Federal Home Loan Bank – 0.1%
3.00%, 10/12/21	2,185	2,238
Total U.S. Government Agencies
(Cost $34,655)		35,009

U.S. GOVERNMENT OBLIGATIONS – 11.3%
U.S. Treasury Notes – 11.3%
2.50%, 1/31/21	4,000	4,037
2.25%, 2/15/21	10,000	10,067
2.13%, 5/31/21	35,000	35,253
1.63%, 6/30/21	10,000	10,004
1.75%, 7/31/21	43,000	43,104
2.13%, 8/15/21	10,000	10,083
1.50%, 8/31/21	11,480	11,462
2.88%, 11/15/21	3,000	3,071
2.63%, 12/15/21	14,000	14,278
2.13%, 5/15/22	15,000	15,185
1.75%, 7/15/22	10,000	10,039
1.50%, 8/15/22	33,000	32,928
1.63%, 11/15/22	19,000	19,014
1.63%, 12/15/22	60,000	60,058
		278,583
Total U.S. Government Obligations
(Cost $277,699)		278,583

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	11,528,487	$11,528
Total Investment Companies
(Cost $11,528)		11,528

Total Investments – 99.3%
(Cost $2,430,209)		2,443,161
Other Assets less Liabilities – 0.7%		17,869
NET ASSETS – 100.0%		$2,461,030

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MMY - Money Market Yield

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.4%
U.S. Agency	1.4
AAA	12.2
AA	19.9
A	33.8
A1 (Short Term)	0.2
A2 (Short Term)	1.5
BBB	19.1
Cash Equivalents	0.5
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$268,666	$—	$268,666
Certificates Of Deposit(1)	—	5,001	—	5,001
Commercial Paper(1)	—	36,081	—	36,081
Corporate Bonds(1)	—	1,085,495	—	1,085,495
Foreign Issuer Bonds(1)	—	722,798	—	722,798
U.S. Government Agencies(1)	—	35,009	—	35,009

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$278,583	$—	$278,583
Investment Companies	11,528	—	—	11,528
Total Investments	$11,528	$2,431,633	$—	$2,443,161

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,308	$1,591,242	$1,591,022	$433	$11,528	11,528,487
NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 21.4%(1)
Fannie Mae – 13.0%
Pool #555649,
7.50%, 10/1/32	$28	$31
Pool #AB6336,
10/1/27(2)	536	542
Pool #AL8706,
3/1/29(2)	451	457
Pool #BH5752,
3.50%, 11/1/47	428	445
Pool #BH9277,
3.50%, 2/1/48	513	533
Pool #BM1239,
3.50%, 2/1/32	167	174
Pool #BM5017,
3/1/30(2)	173	178
Pool #FM1454,
2.50%, 9/1/28	196	199
Pool #FM1472,
3.50%, 3/1/34	314	326
Pool #FM1842,
6/1/34(2)	190	197
Pool #FM1849,
12/1/33(2)	555	577
Pool #FM1852,
7/1/33(2)	188	193
Pool #FM1897,
9/1/32(2)	535	551
Pool #FM2062,
2.50%, 7/1/33	197	199
		4,602
Freddie Mac – 2.8%
Pool #SB0084,
3.00%, 2/1/32	378	389
Pool #SB0215,
2/1/32(2)	189	194
Pool #SB0216,
3.00%, 12/1/32	221	227
Pool #ZS7325,
7/1/29(2)	182	184
		994
Freddie Mac Gold – 2.3%
Pool #E09021,
2.50%, 2/1/28	201	204
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.4% (1)continued
Freddie Mac Gold – 2.3%continued
Pool #E09025,
2.50%, 3/1/28	$616	$624
		828
Government National Mortgage Association I – 0.4%
Pool #676682,
4.50%, 6/15/25	69	71
Pool #782618,
4.50%, 4/15/24	32	33
Pool #783245,
5.00%, 9/15/24	32	33
Pool #783489,
5.00%, 6/15/25	16	16
		153
Uniform Mortgage Backed Securities – 2.9%
Pool TBA,
1/1/35(2)	1,005	1,014
Total U.S. Government Agencies
(Cost $7,554)		7,591

U.S. GOVERNMENT OBLIGATIONS – 73.5%
U.S. Treasury Notes – 73.5%
1.50%, 11/30/21	2,984	2,980
1.63%, 12/31/21	915	916
1.38%, 10/15/22	10,423	10,359
1.75%, 12/31/24	6,628	6,649
1.63%, 11/30/26	4,420	4,364
1.75%, 11/15/29	874	862
		26,130
Total U.S. Government Obligations
(Cost $26,150)		26,130

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 16.8%
FlexShares® Disciplined Duration MBS Index Fund(3)	61,200	$1,436
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(3) (4)	4,533,684	4,534
Total Investment Companies
(Cost $5,973)		5,970

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.7%
U.S. Treasury Bill, 1.61%, 1/16/20(5) (6)	$250	$250
	Total Short-Term Investments
	(Cost $250)	250

	Total Investments – 112.4%
	(Cost $39,927)	39,941
	Liabilities less Other Assets – (12.4%)	(4,396)
	NET ASSETS – 100.0%	$35,545

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(3)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(4)	7-day current yield as of December 31, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

MBS - Mortgage Backed Securities

TBA - To be announced
Percentages shown are based on Net Assets.
At December 31, 2019, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	15	$3,233	Long	3/20	$(2)
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	66.4%
U.S. Agency	18.6
Not Rated	3.6
Cash Equivalents	11.4
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$7,591	$—	$7,591
U.S. Government Obligations(1)	—	26,130	—	26,130
Investment Companies	5,970	—	—	5,970
Short-Term Investments	—	250	—	250
Total Investments	$5,970	$33,971	$—	$39,941
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2)	$—	$—	$(2)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND continued	December 31, 2019 (UNAUDITED)
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Disciplined Duration MBS Index Fund	$—	$1,440	$—	$(4)	$3	$1,436	61,200
Northern Institutional Funds - U.S. Government Portfolio (Shares)	219	115,716	111,401	—	34	4,534	4,533,684
	$219	$117,156	$111,401	$(4)	$37	$5,970	4,594,884
FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT